Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 113 TO

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.

(Exact name of Registrant as specified in Charter)

The Principal Financial Group

Des Moines, Iowa 50392

(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:

MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Principal Funds, Inc. (“the Registrant”) is filing this amendment to address a technical issue with the series and class identifiers for the Government & High Quality Bond Fund. This Post-Effective Amendment does not update or amend the prospectuses or statement of additional information for the Registrant’s other series with an October 31 fiscal year or for Registrant’s series with an August 31 fiscal year.

PRINCIPAL FUNDS, INC. (“PFI”)

Class A, Class B, Class C, and Class P Shares

The date of this Prospectus is ______ __, 2012.

Ticker Symbols

Share Class
Fund Name	A	B	C	P
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PGSPX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Government & High Quality Bond Fund	3
Additional Information about Investment Strategies and Risks	6
Portfolio Holdings Information	13
Management of the Funds	13
Pricing of Fund Shares	15
Contact Principal Funds, Inc.	16
Purchase of Fund Shares	17
Redemption of Fund Shares	19
Exchange of Fund Shares	21
Dividends and Distributions	22
Frequent Purchases and Redemptions	23
Tax Considerations	24
Choosing A Share Class and the Costs of Investing	25
Distribution Plans and Intermediary Compensation	30
Fund Account Information	32
Financial Highlights	33
Appendix A – Description of Bond Ratings	36
Additional Information	41

2

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 25, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 31 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class A	Class B	Class C	Class P
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	—
Other Expenses	0.17	0.33	0.16	0.41
Total Annual Fund Operating Expenses	0.92%	1.83%	1.66%	0.91%
Expense Reimbursement(1)	0.04	0.18	0.03	0.21
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.65%	1.63%	0.70%

(1)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, and 1.63% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$313	$507	$ 718	$1,327
Class B	$668	$955	$1,171	$1,891
Class C	$266	$520	$ 899	$1,962
Class P	$ 72	$266	$ 480	$1,097

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$313	$507	$718	$1,327
Class B	$168	$555	$971	$1,891
Class C	$166	$520	$899	$1,962
Class P	$ 72	$266	$480	$1,097

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

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Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 4, 1984. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '01	3.50%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.23%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.47%	5.30%	4.64%
Class A Return After Taxes on Distributions	2.18%	3.76%	3.02%
Class A Return After Taxes on Distribution and Sale of Fund Shares	2.24%	3.61%	2.99%
Class B Return Before Taxes	-0.05%	4.63%	4.27%
Class C Return Before Taxes	3.87%	4.98%	4.10%
Class P Return Before Taxes	6.10%	5.84%	4.90%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

5

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager

•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1,000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

6

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles the sub-advisor applies in making investment decisions. When making decisions about whether to buy or sell equity securities, the sub-advisor  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

The Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

The following table lists the Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal or non-principal to the Fund. The Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT & HIGH QUALITY BOND
Asset-Backed Securities & Mortgage-Backed Securities	Principal
Fixed Income Securities	Principal
Derivatives	Non-Principal
Hedging	Non-Principal
High Yield Securities	Non-Principal
Leverage	Non-Principal
Liquidity Risk(1)	Non-Principal
Management Risk(1)	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal
Portfolio Turnover	Principal
Real Estate Investment Trusts	Non-Principal
Real Estate Securities	Principal
Repurchase Agreements	Non-Principal
Small and Medium Capitalization Companies	Non-Principal
Temporary Defensive Measures	Non-Principal
Underlying Funds	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

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Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

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Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

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High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the best interest of shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.

•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

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Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

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Temporary Defensive Measures

From time to time, as part of its investment strategy, funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Fund listed below:

Fund	Total Percentage of Outstanding Shares Owned
Government & High Quality Bond Fund	57.77%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

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The Sub-Advisor may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

The Fund summary identified the portfolio managers and the fund they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Government & High Quality Bond Fund.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee the Government & High Quality Bond Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was 0.50%.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Voluntary Waiver

Government & High Quality Bond Fund

The Distributor has voluntarily agreed to limit the Fund's Distribution and/or Service (12b-1) Fees normally payable by the Fund. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares. The voluntary expense limit may be terminated at any time.

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Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Government & High Quality Bond Fund does not currently intend to rely on the order.

PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

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Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

contact principal funds, inc.

Contact information for Principal Funds, Inc. (“PFI”) is as follows:

Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

Your transaction (purchase, redemption, or exchange) will be completed using the net asset value (NAV) per share calculated after your transaction request is received in proper form at the transaction processing center in Canton, Massachusetts. For your transaction to be effective the day we receive your order, your order (in proper form) must be received before the close of normal trading on the New York Stock Exchange (NYSE) (generally 3 P.M. Central Time).

You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.

To obtain ACH or wire instructions, please contact a Client Relations Specialist.

For additional information about Principal Funds, Inc., go to www.principalfunds.com.

Orders Placed by Intermediaries

PFI may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of PFI until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of PFI on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to PFI and pays for it in accordance with the agreement, PFI will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Transactions through Financial Institutions/Professionals

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.

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Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

For Classes A, B, and C – Telephone and Internet Instructions

The Fund reserves the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;
•	may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.

Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, B, C, and P shares are available in this prospectus.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

To eliminate the need for safekeeping, PFI will not issue certificates for shares.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we or your Financial Professional will ask for your name, address, date of birth, and other information that will allow us or your Financial Professional to verify your identity. We or your Financial Professional may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.

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Eligible Purchasers

You must be an eligible purchaser for a particular share class in order to buy shares of a Fund available in that share class. Principal reserves the right to broaden or limit the designation of eligible purchasers. At the present time, eligible purchasers include, but are not limited to, the following.

For Classes A, B, and C Shares

Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.

Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on purchase date), as described below. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.

Class B shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares.

Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund.

For Class P Shares

Eligible purchasers include:

•	sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs;
•	certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans;
•	clients of Principal Global Investors, LLC; and

•	certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others).

Making an Investment and Minimum Initial Investment

For Classes A, B, and C Shares

Your Financial Professional can help you buy shares of the Fund by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them.

Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an AIP is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

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For Class P Shares

Investors purchase shares through a financial intermediary that has entered into an agreement with PFI. A financial intermediary opens and maintains a shareholder account under an open account system for each investor. Contact your Financial Professional for additional information on how to buy shares.

There are no restrictions on amounts to be invested in Class P shares of the Fund.

Payment

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

For Classes A, B, and C Shares – Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

For Classes A, B, and C Shares – Automatic Investment Plan (“AIP”)

Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request; the amount you receive will be reduced by any applicable CDSC. PFI does not impose a redemption charge. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

Generally, PFI sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order has been placed. Under unusual circumstances, PFI may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Distributions in Kind . Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

For Classes A, B, and C Shares

You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).

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Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,
•	partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and
•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.

For other payment arrangements, please call PFI. You should also call PFI for special instructions that may apply to sales from accounts:

•	when an owner has died
•	for certain employee benefit plans; or
•	owned by corporations, partnerships, agents, or fiduciaries.

To sell shares by mail (for any amount):

•	Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account,
•	Specify the account number, and
•	Specify the number of shares or the dollar amount to be sold.

To sell shares in amounts of $100,000 or less by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.
•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.
•	If our phone lines are busy, you may need to send in a written sell order.
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).

You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,
•	sending us your written instructions,
•	completing a Systematic Withdrawal Plan Request form (available on our website), or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

•	you instruct us to stop or
•	your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

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EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds.

In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

For Classes A, B, and C Shares

Your shares in the Fund may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market).

Exchanges from Money Market Fund

Class A shares of Money Market Fund may be exchanged into:

•	Class A shares of other Funds.
•	If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
•	If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
•	Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

•	sending a written request to PFI,
•	using our website, or
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one fund of PFI to another fund of PFI on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made,
•	sending us your written instructions, or
•	completing an Automatic Exchange Election form (available on our website).

Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or
•	your Fund account balance of the account from which shares are redeemed is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

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•	accounts with identical ownership,
•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•	a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or
•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

For Class P Shares

A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary may impose restrictions on exchanges.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders; this record date is the business day prior to the payment date.

•	The Government & High Quality Bond Fund declares dividends of its daily net investment income each day its shares are priced. The Fund pays out its accumulated declared dividends monthly.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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Notes:

•	A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
•	Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
•	For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is not designed for, and does not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

Frequent purchases and redemptions pose a risk to the Fund because they may:

•	Disrupt the management of the Fund by:
•	forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Fund has adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Fund. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Fund.

The Fund monitors shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Fund and its shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Fund.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year; and
•	Taking other such action as directed by the Fund.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

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TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Fund’s default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

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CHOOSING A SHARE CLASS and the costs of investing

Your Financial Professional will help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Financial Professionals may receive different compensation depending upon which class of shares you purchase.

Fund and share class selections must be made at the time of purchase.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,
•	the amount of time you plan to hold the investment, and
•	any plans to make additional investments in the Principal Funds.

Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years. After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds, Inc. (“PFI”) Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process.

There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers through a link on our website, from the SAI, or from your Financial Professional.

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One-Time Fee – Initial Sales Charge

Class A Shares

The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

CLASS A SALES CHARGES(1)
Government & High Quality Bond Fund
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.

Initial Sales Charge Waiver or Reduction

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. It may be necessary for you to provide information and records, such as account statements. If your Financial Professional or you do not let the Fund know that you are eligible for a reduction, it is possible you will not receive a sales charge discount to which you are otherwise entitled.

Initial Sales Charge Waiver

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.
•	No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•	current and former Directors of PFI, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents) and trusts created by or primarily for the benefit of these individuals;
•	Premier Credit Union when the shares are owned directly with PFI;
•	non-ERISA clients of Principal Global Investors LLC;
•	any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with the Distributor;
•	clients investing in Class A shares through a “wrap account” offered through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;

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•	non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
•	any investor who buys Class A shares through an omnibus account held by certain financial intermediaries, such as a bank, broker-dealer, or other financial institution, with special arrangements and that does not accept or charge the initial sales charge;
•	individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations and who own the shares directly with PFI;
•	clients of registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
•	retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account (pursuant to a written agreement) or by other retirement plans or benefit plans with a total value of at least $500,000 or participants in such plans;
•	financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and
•	any investor whose account is held directly with PFI and PFI treated such account, as of May 11, 2012, as qualifying for an initial sales charge waiver based on the February 29, 2012 Prospectus for Class A Shares.

Initial Sales Charge Reduction

(1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

(3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts.

(4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.

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Class B Shares

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Class C Shares

Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

Class P Shares

Purchases of Class P shares are not subject to a front-end sales load. The offering price for Class P shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

One-Time Fee – Contingent Deferred Sales Charge (CDSC)

If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

Class A Shares

Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.

There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of Fund shares that are of sufficient size to qualify for a 0.00% sales charge as disclosed in the “Class A Sales Charges” table.

The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.

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Class B Shares

A CDSC of up to 5.00% may apply depending on the Fund and time in the investment. Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC. There is no CDSC on redemptions of Class B shares held for 5 full years or longer.

Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

Year of Redemption After Purchase	Contingent Deferred Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%

(1)	Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Class C Shares

Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase.

Within 60 calendar days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12 month CDSC. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Contingent Deferred Sales Charge (CDSC) Waiver for Classes A, B, and C Shares

You may quality for a CDSC waiver. To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver. It may be necessary for you to provide information and records, such as account statements. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

The CDSC is waived on shares which are sold:

•	within 90 days after an account is re-registered due to a shareholder’s death;
•	due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
•	from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	to pay surrender charges;
•	to pay retirement plan fees;
•	involuntarily from small balance accounts;
•	from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or
•	from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

Class P Shares

Class P shares are not subject to a CDSC.

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Ongoing Fees

The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Distribution Fee—the Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class A, Class B, and Class C shares. Under the plan, Class A, Class B, and Class C shares of the Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•	Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, Class C, and Class P shares of the Fund. These services are currently provided at cost). Class A, Class B, Class C, and Class P shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, Class C, and Class P shareholders, the cost of shareholder meetings held solely for Class A, Class B, Class C, and Class P shares, and other operating expenses of the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, the Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Fund to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the fund for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Fund and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fees
Class A	0.25%
Class B	1.00%
Class C	1.00%

Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

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The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople, including ongoing commissions payments, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See “Choosing a Share Class” for more details.

In the case of Class A shares, in lieu of commissions, the Distributor may pay intermediaries a finders' fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finders' fee. The finders' fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor to the extent assets are liquidated within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

See "Choosing a Share Class and The Costs of Investing" for more details.

Additional Payments to Intermediaries

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such additional payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

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Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by Fund.

The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements

You will receive quarterly statements for the Fund you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:
•	purchases of shares from reinvested dividends and/or capital gains,
•	purchases under an Automatic Investment Plan,
•	sales under a systematic withdrawal plan,
•	purchases or sales under an automatic exchange election, or
•	conversions of Class B shares into Class A shares;
•	used to fund certain individual retirement or individual pension plans; or
•	established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us or access your account on the internet.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 (in the aggregate) (or 500,000 (in the aggregate) for Class P shares) from the Funds;

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•	if a sales proceeds check is payable to a party other than the account shareholder(s), Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Princor Financial Services Corporation payable through Pershing;
•	to change ownership of an account;
•	to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; or
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

PFI reserves the right to amend or terminate the special plans described in this prospectus. Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. Shareholders will be notified of any such action to the extent required by law.

For Classes A, B, and C – Minimum Account Balance

The Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Fund reserve the right to increase the required minimum.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits PFI and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call PFI. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Financial Statements

Shareholders will receive annual financial statements for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852

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Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2011	$11.28	$0.37	$0.02	$0.39	$(0.41)	$—	$(0.41)	$11.26	3.60%
2010	10.89	0.42	0.41	0.83	(0.44)	—	(0.44)	11.28	7.82
2009	10.34	0.45	0.57	1.02	(0.47)	—	(0.47)	10.89	10.01
2008	10.54	0.46	(0.17)	0.29	(0.49)	—	(0.49)	10.34	2.72
2007	10.54	0.47	0.01	0.48	(0.48)	—	(0.48)	10.54	4.65
Class B shares
2011	11.27	0.28	0.02	0.30	(0.32)	—	(0.32)	11.25	2.75
2010	10.89	0.33	0.40	0.73	(0.35)	—	(0.35)	11.27	6.86
2009	10.34	0.37	0.57	0.94	(0.39)	—	(0.39)	10.89	9.18
2008	10.53	0.39	(0.17)	0.22	(0.41)	—	(0.41)	10.34	2.06
2007	10.54	0.39	—	0.39	(0.40)	—	(0.40)	10.53	3.78
Class C shares
2011	11.27	0.28	0.02	0.30	(0.32)	—	(0.32)	11.25	2.76
2010	10.88	0.33	0.42	0.75	(0.36)	—	(0.36)	11.27	6.97
2009	10.32	0.37	0.58	0.95	(0.39)	—	(0.39)	10.88	9.32
2008	10.52	0.39	(0.18)	0.21	(0.41)	—	(0.41)	10.32	1.99
2007	10.53	0.39	0.01	0.40	(0.41)	—	(0.41)	10.52	3.92
Class P shares
2011	11.28	0.37	0.05	0.42	(0.42)	—	(0.42)	11.28	3.87
2010(f)	11.24	0.04	0.04	0.08	(0.04)	—	(0.04)	11.28	0.71	(g)

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Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$421,315	0.82%		0.92	%(c)	3.30%		104.7%
422,993	0.84	(d)	—		3.78		51.2
290,408	0.89	(d)	—		4.16		26.6
83,376	0.91	(e)	—		4.38		5.3
90,167	0.91		0.93	(c)	4.45		13.6

17,429	1.65	(e)	—		2.49		104.7
36,773	1.65	(e)	—		3.01		51.2
56,957	1.65	(e)	—		3.46		26.6
39,613	1.65	(e)	—		3.64		5.3
58,227	1.66		1.68	(c)	3.72		13.6

81,404	1.63	(e)	—		2.48		104.7
75,290	1.63	(e)	—		2.96		51.2
26,914	1.63	(e)	—		3.43		26.6
6,118	1.63	(e)	—		3.66		5.3
7,273	1.63		1.93	(c)	3.74		13.6

13,022	0.70	(e)	—		3.28		104.7
10	0.71	(e),(h)	—		3.69	(h)	51.2	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(d)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

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APPENDIX A – DESCRIPTION OF BOND RATINGS

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality…but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.

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Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

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RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _____ __, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

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PRINCIPAL FUNDS, INC. (“PFI”)

Institutional Class Shares

The date of this Prospectus is ______ __, 2012.

Ticker Symbol

Fund Name	Institutional
Government & High Quality Bond	PMRIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Government & High Quality Bond Fund	3
Additional Information about Investment Strategies and Risks	6
Portfolio Holdings Information	13
Management of the Funds	13
Pricing of Fund Shares	15
Purchase of Fund Shares	16
Redemption of Fund Shares	17
Exchange of Fund Shares	17
Dividends and Distributions	17
Frequent Purchases and Redemptions	18
Tax Considerations	19
The Costs of Investing	20
Intermediary Compensation	20
Fund Account Information	21
Financial Highlights	21
Appendix A - Description of Bond Ratings	24
Additional Information	29

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Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

 (expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Institutional Class
Management Fees	0.50%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.51%

Example

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

 Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

 The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.

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Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.50%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.05%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.14%	6.16%	5.26%
Institutional Class Return After Taxes on Distributions	4.70%	4.47%	3.50%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	3.97%	4.27%	3.44%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager

•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in Institutional Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Payments to Broker-Dealers and Other Financial Intermediaries.

 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles the sub-advisor applies in making investment decisions. When making decisions about whether to buy or sell equity securities, the sub-advisor may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the sub-advisor may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

The Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

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The following table lists the Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal or non-principal to the Fund. The Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT & HIGH QUALITY BOND
Asset-Backed Securities & Mortgage- Backed Securities	Principal
Derivatives	Non-Principal
Fixed Income Securities	Principal
Hedging	Non-Principal
High Yield Securities	Non-Principal
Leverage	Non-Principal
Liquidity Risk(1)	Non-Principal
Management Risk(1)	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal
Portfolio Turnover	Principal
Real Estate Investment Trusts	Non-Principal
Real Estate Securities	Principal
Repurchase Agreements	Non-Principal
Small and Medium Capitalization Companies	Non-Principal
Temporary Defensive Measures	Non-Principal
Underlying Funds	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

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Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has

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insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

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High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.

•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

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Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

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Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Fund listed below:

Fund	Total Percentage of Outstanding Shares Owned
Government & High Quality Bond Fund	57.77%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Sub-Advisor may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

The Fund summary identified the portfolio managers and the fund they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

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Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Government & High Quality Bond Fund.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

 Fees Paid to Principal

 The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee the Government & High Quality Bond Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was 0.50%.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Government & High Quality Bond Fund does not currently intend to rely on the order.

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PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

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PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Institutional Class shares are available in this prospectus.

Only eligible purchasers may buy Institutional Class shares of the Fund. At the present time, eligible purchasers include but are not limited to:

•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

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REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and

•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders; this record date is the business day prior to the payment date.

•	The Government & High Quality Bond Fund declares dividends of its daily net investment income each day its shares are priced. The Fund pays out its accumulated declared dividends monthly.

For more details on the payment schedule go to www.principal.com

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Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is not designed for frequent trading or market timing activity. The Fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the Fund by
•	forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to
•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the Funds and their shareholders may be harmed.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Fund monitors shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Fund.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year;

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•	Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
•	Taking such other action as directed by the Fund.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Fund’s default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

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THE COSTS OF INVESTING

Fees and Expenses of the Funds

Institutional Class fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

•	Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Other Expenses – A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund. These services are currently provided at cost.). Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Institutional Class shareholders, the cost of shareholder meetings held solely for Institutional Class shares, and other operating expenses of the Fund.

INTERMEDIARY COMPENSATION

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such payments may vary, but generally do not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

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FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $500,000 from any one Fund;
•	if a sales proceeds check is payable to other than the account shareholder(s);
•	to change ownership of an account;
•	to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

21

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
2011	$11.29	$0.40	$0.03	$0.43	$(0.45)	$—	$—	$(0.45)	$11.27
2010	10.90	0.46	0.41	0.87	(0.48)	—	—	(0.48)	11.29
2009	10.35	0.50	0.56	1.06	(0.51)	—	—	(0.51)	10.90
2008	10.54	0.51	(0.17)	0.34	(0.53)	—	—	(0.53)	10.35
2007	10.55	0.51	0.01	0.52	(0.53)	—	—	(0.53)	10.54

22

Financial Highlights (Continued)

Principal Funds, Inc.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.91%	$1,020,836	0.51%	—%	3.60%	104.7%
8.16	980,476	0.51	—	4.13	51.2
10.42	893,919	0.51	—	4.66	26.6
3.23	1,037,568	0.50	—	4.79	5.3
4.98	1,497,302	0.50	—	4.86	13.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.

23

APPENDIX A - DESCRIPTION OF BOND RATINGS

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. they are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

24

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
BB, B, CCC, CC:	Debt rated "BB," "B," "CCC,", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

25

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

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Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _____ __, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

29

PRINCIPAL FUNDS, INC. (“PFI”)

Class J Shares

The date of this Prospectus is _______ __, 2012.

Ticker Symbol

Fund Name	Class J
Government & High Quality Bond	PMRJX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Government & High Quality Bond Fund	3
Additional Information about Investment Strategies and Risks	6
Portfolio Holdings Information	13
Management of the Funds	13
Pricing of Fund Shares	15
Purchase of Fund Shares	16
Redemption of Fund Shares	17
Exchange of Fund Shares	19
Dividends and Distributions	21
Frequent Purchases and Redemptions	21
Tax Considerations	22
The Costs of Investing	23
Distribution Plans and Intermediary Compensation	24
Fund Account Information	25
Financial Highlights	27
Appendix A - Description of Bond Ratings	30
Additional Information	35

2

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class J
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement(2) (3)	0.20%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.00%

(1)	Expense information has been restated to reflect current fees. Certain Other Expenses of the Fund have increased effective November 1, 2011.

(2)	Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

(3)	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$202	$358	$637	$1,434

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$102	$358	$637	$1,434

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

3

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

4

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The Class J shares were first sold on December 15, 2008.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.48%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.25%

Average Annual Total Returns

For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class J Return Before Taxes	4.62%	5.63%	4.77%
Class J Return After Taxes on Distributions	3.36%	4.12%	3.17%
Class J Return After Taxes on Distribution and Sale of Fund Shares	2.98%	3.92%	3.12%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

Purchase minimums per fund (some exceptions apply):

Initial Investment • For accounts with an Automatic Investment Plan (AIP)	$1,000 $100
Subsequent Investments • For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.	$100

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 55904, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles the sub-advisor applies in making investment decisions. When making decisions about whether to buy or sell equity securities, the sub-advisor may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the sub-advisor may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

6

The Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

The following table lists the Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal or non-principal to the Fund. The Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT & HIGH QUALITY BOND
Asset-Backed Securities & Mortgage-Backed Securities	Principal
Derivatives	Non-Principal
Fixed Income Securities	Principal
Hedging	Non-Principal
High Yield Securities	Non-Principal
Leverage	Non-Principal
Liquidity Risk(1)	Non-Principal
Management Risk(1)	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal
Portfolio Turnover	Principal
Real Estate Investment Trusts	Non-Principal
Real Estate Securities	Principal
Repurchase Agreements	Non-Principal
Small and Medium Capitalization Companies	Non-Principal
Temporary Defensive Measures	Non-Principal
Underlying Funds	Principal

(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

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Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has

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insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

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High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.

•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

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Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

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Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Fund listed below:

Fund	Total Percentage of Outstanding Shares Owned
Government & High Quality Bond Fund	57.77%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Sub-Advisor may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

The Fund summary identified the portfolio managers and the fund they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

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Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Government & High Quality Bond Fund.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee the Government & High Quality Bond Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was 0.50%.

A discussion regarding the basis for the Board of Directors approval the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Expense Limit

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

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Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Government & High Quality Bond Fund does not currently intend to rely on the order.

PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/ Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

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The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Class J shares are available in this prospectus.

Class J shares are currently available only through registered representatives of:

•	Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.) and
•	selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-243-4380, extension 704.

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:

•	the name you want to appear on the account;
•	the Principal Funds in which you want to invest;
•	the amount of the investment;
•	your Social Security number; and
•	other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

•	Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

•	If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.

However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase.

•	The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

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Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan

Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

Note:	No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.

*	a day when the NYSE is open for normal business

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Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,
•	partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

•	payable to all owners on the account (as shown in the account registration) and
•	mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died;
•	for certain employee benefit plans; or
•	owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:

•	Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:

Principal Funds

P.O. Box 55904

Boston, MA 02205

•	Medallion Signature Guarantee* will be required if the:
•	sell order is for more than $100,000;
•	wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
•	check is being sent to an address other than the account address;
•	account address has been changed within 15 days of the sell order; or
•	check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
*	If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

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Sell shares in amounts of $100,000 or less by telephone

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If our phone lines are busy, you may need to send in a written sell order.
•	To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employee sponsored benefit plans.
•	If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:

•	sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
•	pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
•	provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application; or
•	sending us your written instructions; or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

•	you instruct us to stop; or
•	your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Distributions in Kind. Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

EXCHANGE OF FUND SHARES

Your shares in the Fund may be exchanged without a CDSC for the same share class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.

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You may exchange shares by:

•	sending a written request to:

Principal Funds

P.O. Box 55904

Boston, MA 02205

•	completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-800-222-5852).
•	via the Internet at www.principalfunds.com.
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing an automatic Exchange Election form available on www.principalfunds.com,
•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made, or
•	sending us your written instructions.

Your automatic exchange continues until:

•	you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
•	your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

•	An exchange by any joint owner is binding on all joint owners.
•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and broker-dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
•	For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,
•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•	a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

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DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders; this record date is the business day prior to the payment date.

•	The Government & High Quality Bond Fund declares dividends of its daily net investment income each day its shares are priced. The Fund pays out its accumulated declared dividends monthly.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is not designed for, and does not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

Frequent purchases and redemptions pose a risk to the Fund because they may:

•	Disrupt the management of the Fund by:
•	forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

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The Fund has adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Fund. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Fund. The Fund monitors shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Fund and its shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Fund.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•	Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•	Limiting the number of exchanges during a year; and
•	Taking other such action as directed by the Fund.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Fund’s default method of average cost will be applied to the transactions. The cost basis method used on your account

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could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

The Class J shares of the Fund are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees

•	If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
•	The CDSC is waived on shares:
•	that were redeemed in conjunction with Principal Life Insurance Company’s transition out of the health savings account (“HSA”) custodian business;
•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO);
•	redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
•	that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•	of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Princor Financial Services Corporation.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
•	Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•	Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. PSS will provide these services at a rate that includes profit). Also, Class J shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.

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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class J shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Fund to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the fund for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers and banks. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Fund and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for each of the Funds are set forth below:

Fund	Maximum Annualized Rule 12b-1 Fee
Government & High Quality Bond	0.45%

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2013. The limit will maintain the level of Distribution Fees not to exceed 0.25%.

Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. Examples of such sales or distribution expenses include compensation to salespeople and selected broker-dealers (including financing the commission paid to the broker-dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms

Shares of the Fund are sold primarily through a broker-dealer or other financial intermediary, such as a bank. Intermediaries market and sell shares of the Fund and/or provide services to the Fund’s shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Fund, making referrals and/or providing services to the Fund’s shareholders. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the Funds pay to the Distributor.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.

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The Distributor and its affiliates may, from time-to-time, at its expense or through use of amounts it receives from the Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to intermediaries who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Fund’s shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor and its affiliates may provide financial support to intermediaries that sell shares of the Fund. This support is based primarily on the amount of sales of fund shares and/or total assets in the Fund. The amount of support may be affected by total sales; net sales; levels of redemptions; the intermediary’s support of, and participation in, Distributor's marketing programs and the extent of an intermediary’s marketing programs relating to the Fund. Financial support to intermediaries may be made from payments from resources of Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Fund. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and may vary by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements

You will receive quarterly statements for the Fund you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter:
•	is purchase of shares from reinvested dividends and/or capital gains;
•	are purchases under an Automatic Investment Plan;
•	are sales under a Systematic Withdrawal Plan; or
•	are purchases or sales under an Automatic Exchange Election.
•	used to fund certain individual retirement or individual pension plans; or
•	established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:

•	access your account on the internet at www.principalfunds.com,
•	call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1, or
•	call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

25

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 (in the aggregate) from the Funds;
•	if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal Bank, or Princor Financial Services Corporation payable through Pershing;
•	to change ownership of an account;
•	to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
•	to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
•	to exchange or transfer among accounts with different ownership; and
•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans

The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance

The Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Fund reserves the right to increase the required minimum.

Telephone and Internet Instructions

The Fund reserves the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

26

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements

Shareholders will receive annual financial statements for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

27

Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31(except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)(a)	Net Realized and Unrealized Gain(Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2011	$11.30	$0.35	$0.02	$0.37	$(0.39)	$—	$—	$(0.39)	$11.28
2010	10.90	0.40	0.43	0.83	(0.43)	—	—	(0.43)	11.30
2009(c)	10.68	0.38	0.23	0.61	(0.39)	—	—	(0.39)	10.90

28

Financial Highlights(Continued)

Principal Funds, Inc.

Total Return		Net Assets, End of Period(in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(f)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

3.40	%(b)	$123,734	1.00%		1.16%		3.11%		104.7%
7.73	(b)	112,730	1.00		1.20		3.63		51.2
5.87	(b),(d)	94,354	1.00	(e)	1.29	(e)	3.96	(e)	26.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.

29

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

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Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

33

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _____ __, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principalfunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

35

PRINCIPAL FUNDS, INC. (“PFI”)

R-1 Class Shares	R-3 Class Shares	R-5 Class Shares
R-2 Class Shares	R-4 Class Shares

The date of this Prospectus is _____ __, 2012.

Ticker Symbols
Share Class
Fund Name	R-1	R-2	R-3	R-4	R-5
Government & High Quality Bond	PMGRX	PFMRX	PRCMX	PMRDX	PMREX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This page left blank intentionally.

2

Fund Summary
Government & High Quality Bond Fund	4
Additional Information about Investment Strategies and Risks	7
Portfolio Holdings Information	14
Management of the Funds	14
Pricing of Fund Shares	16
Purchase of Fund Shares	17
Redemption of Fund Shares	18
Exchange of Fund Shares	18
Dividends and Distributions	19
Frequent Purchases and Redemptions	19
Tax Considerations	20
The Costs of Investing	21
Distribution Plans and Intermediary Compensation	21
Fund Account Information	22
Financial Highlights	23
Appendix A - Description of Bond Ratings	26
Additional Information	31

3

Government & High Quality Bond Fund

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2011	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.39%	1.26%	1.08%	0.89%	0.77%
Expense Reimbursement(1)	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expense after Expense Reimbursement	1.29%	1.16%	0.98%	0.79%	0.67%

(1)	Principal Management Corporation ("Principal"), the investment advisor has contractually agreed to limit the Fund's expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$131	$429	$749	$1,658
Class R-2	$118	$388	$680	$1,512
Class R-3	$100	$332	$584	$1,307
Class R-4	$ 81	$272	$482	$1,085
Class R-5	$ 68	$234	$416	$ 943

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration between one and 4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities. The Fund may actively trade portfolio securities.

4

Principal Risks

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The R-1, R-2, R-3, R-4, and R-5 Class shares were first sold on December 15, 2008.

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Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘02	3.44%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.29%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	5.31%	5.33%	4.47%
Class R-1 Return After Taxes on Distributions	4.17%	3.89%	2.90%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.43%	3.70%	2.88%
Class R-2 Return Before Taxes	5.36%	5.45%	4.60%
Class R-3 Return Before Taxes	5.64%	5.64%	4.78%
Class R-4 Return Before Taxes	5.84%	5.81%	4.89%
Class R-5 Return Before Taxes	5.96%	5.88%	4.93%
Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager
•	Ryan P. McCann (since 2010), Portfolio Manager
•	Scott J. Peterson (since 2010), Portfolio Manager
•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares

There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The investment strategies identified in this section provide specific information about the Fund, but there are some general principles the sub-advisor applies in making investment decisions. When making decisions about whether to buy or sell equity securities, the sub-advisor may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, the sub-advisor may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.

The Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Fund.

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The following table lists the Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal or non-principal to the Fund. The Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT & HIGH QUALITY BOND
Asset-Backed Securities & Mortgage-Backed Securities	Principal
Derivatives	Non-Principal
Fixed Income Securities	Principal
Hedging	Non-Principal
High Yield Securities	Non-Principal
Leverage	Non-Principal
Liquidity Risk(1)	Non-Principal
Management Risk(1)	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal
Portfolio Turnover	Principal
Real Estate Investment Trusts	Non-Principal
Real Estate Securities	Principal
Repurchase Agreements	Non-Principal
Small and Medium Capitalization Companies	Non-Principal
Temporary Defensive Measures	Non-Principal
Underlying Funds	Principal
(1)	These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Asset-Backed Securities and Mortgage-Backed Securities

Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

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Derivatives

A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements (not as a principal investment strategy), which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:

•	the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;
•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;
•	the possibility that the counterparty may fail to perform its obligations; and
•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has

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insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

Some of the risks associated with options include imperfect correlation, counterparty risk, and an insufficient liquid secondary market for particular options.

Fixed-Income Securities

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•	Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
•	Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Hedging

The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Securities

Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.

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High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Leverage

If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

•	Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.

•	Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

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Market Volatility and Issuer Risk

The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

Municipal Obligations and AMT-Subject Bonds

The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

Real Estate Investment Trusts

Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Real Estate Securities

Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Small and Medium Capitalization Companies

Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.

Underlying Funds

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

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Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2011, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account own the following percentages of the Fund listed below:

Fund	Total Percentage of Outstanding Shares Owned
Government & High Quality Bond Fund	57.77%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors

Principal has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Sub-Advisor may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

The Fund summary identified the portfolio managers and the fund they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

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Sub-Advisor:	Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Government & High Quality Bond Fund.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee the Government & High Quality Bond Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2011 was 0.50%.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2011 and in the annual report to shareholders for the fiscal year ended October 31, 2011.

Manager of Managers

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Government & High Quality Bond Fund does not currently intend to rely on the order.

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PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For this Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares outstanding for that class.

Notes:

•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

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PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Classes R-1, R-2, R-3, R-4, and R-5 shares are available in this prospectus.

The Fund offers five classes of shares through this prospectus, each of which may be purchased through retirement plans, though not all plans offer the Fund. Such plans may impose fees in addition to those charged by the Fund. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund. At the present time, eligible purchasers include but are not limited to:

•	retirement and pension plans to which Principal Life Insurance Company ("Principal Life") provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. ("the Distributor"). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or a plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds or share classes to new and existing investors.

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Note:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or Principal Funds Distributor, Inc.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

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DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders; this record date is the business day prior to the payment date.

•	The Government & High Quality Bond Fund declares dividends of its daily net investment income each day its shares are priced. The Fund pays out its accumulated declared dividends monthly.

For more details on the payment schedule, go to www.principal.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principal.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is not designed for, and does not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Fund.

Frequent purchases and redemptions pose a risk to the Fund because they may:

•	Disrupt the management of the Fund by:
•	forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
•	causing unplanned portfolio turnover;
•	Hurt the portfolio performance of the Fund; and
•	Increase expenses of the Fund due to:
•	increased broker-dealer commissions and
•	increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Fund has adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Fund. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Fund monitors shareholder trading activity to identify and take action against abuses. While our policies and procedures

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are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Fund and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Fund’s default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

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THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee — Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Distribution Fee — The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the R-1, R-2, R-3, and R-4 classes of the Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
•	Other Expenses — A portion of expenses that are allocated to all classes of the Fund. Examples include a Service Fee (Principal has entered into a Service Agreement with the Fund under which Principal performs personal services for shareholders) and an Administrative Services Fee (Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of Fund shares).

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class R-1, R-2, R-3, R-4, and R-5 shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class R-1, R-2, R-3 and R-4 shares of Principal Funds. Under the 12b-1 Plans, the Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Fund to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the fund for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Fund and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rule 12b-1 Fee
R1	0.35%
R2	0.30%
R3	0.25%
R4	0.10%

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

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Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund.

Additional Payments to Intermediaries

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. Such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus as Other Expenses.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Fund. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements

Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note:	The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

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Minimum Account Balance

The Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan’s investments in the Fund is less than the minimum. Principal Funds has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Financial Statements

Plans will receive annual financial statements for the Fund, audited by the Fund’s independent registered public accounting firm. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2011 which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

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Financial Highlights

Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
R-1 shares
2011	$11.29	$0.32	$0.02	$0.34	$(0.36)	$(0.36)	$11.27	3.11%
2010	10.90	0.37	0.41	0.78	(0.39)	(0.39)	11.29	7.32
2009(c)	10.68	0.35	0.24	0.59	(0.37)	(0.37)	10.90	5.61	(d)
R-2 shares
2011	11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27	3.24
2010	10.90	0.39	0.41	0.80	(0.41)	(0.41)	11.29	7.46
2009(c)	10.68	0.36	0.24	0.60	(0.38)	(0.38)	10.90	5.73	(d)
R-3 shares
2011	11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27	3.43
2010	10.90	0.40	0.42	0.82	(0.43)	(0.43)	11.29	7.66
2009(c)	10.68	0.38	0.24	0.62	(0.40)	(0.40)	10.90	5.90	(d)
R-4 shares
2011	11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27	3.62
2010	10.90	0.42	0.42	0.84	(0.45)	(0.45)	11.29	7.86
2009(c)	10.68	0.39	0.24	0.63	(0.41)	(0.41)	10.90	6.07	(d)
R-5 shares
2011	11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28	3.74
2010	10.90	0.44	0.42	0.86	(0.46)	(0.46)	11.30	8.08
2009(c)	10.68	0.41	0.24	0.65	(0.43)	(0.43)	10.90	6.18	(d)

24

Financial Highlights (Continued)

Principal Funds, Inc.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$3,517	1.29	%(b)	2.84%		104.7%
4,485	1.29	(b)	3.33		51.2
2,796	1.29	(b),(e)	3.66	(e)	26.6	(e)

7,276	1.16	(b)	2.96		104.7
8,002	1.16	(b)	3.48		51.2
8,843	1.16	(b),(e)	3.80	(e)	26.6	(e)

20,798	0.98	(b)	3.13		104.7
20,070	0.98	(b)	3.63		51.2
11,551	0.98	(b),(e)	3.98	(e)	26.6	(e)

9,295	0.79	(b)	3.31		104.7
7,364	0.79	(b)	3.82		51.2
4,235	0.79	(b),(e)	4.17	(e)	26.6	(e)

17,909	0.67	(b)	3.44		104.7
15,243	0.67	(b)	3.95		51.2
11,805	0.67	(b),(e)	4.29	(e)	26.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

25

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

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Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

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Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

29

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ______ __, 2012, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

31

PRINCIPAL FUNDs, INC. (“PFI”)

Statement of Additional Information

Government & High Quality Bond Fund

dated ______ __, 2012

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. These prospectuses, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI for the A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes of the Government & High Quality Bond Fund together with that Fund's prospectuses dated ______ __, 2012 for the A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes.

Incorporation by Reference:	The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended October 31, 2011, are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:

Principal Funds

P.O. Box 55904

Boston, MA 02205

For other share classes:

Principal Funds

P.O. Box 8024

Boston, MA 02266-8024

The prospectuses for A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at www.Principal.com.

TICKER SYMBOLS
Share Classes
Fund Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PMRJX	PGSPX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX	PMRIX

Fund History	3

Description of the Funds’ Investments and Risks	3

Leadership Structure and Board of Directors	19

Management Information	22

Control Persons and Principal Holders of Securities	26

Investment Advisory and Other Services	29

Multiple Class Structure	31

Intermediary Compensation	35

Brokerage Allocation and Other Practices	37

Purchase and Redemption of Shares	39

Pricing of Fund Shares	40

Tax Considerations	41

Portfolio Holdings Disclosure	42

Proxy Voting Policies and Procedures	44

Financial Statements	44

Independent Registered Public Accounting Firm	44

Portfolio Manager Disclosure	44

Appendix A - Description of Bond Ratings	47

Appendix B - Proxy Voting Policies	52

2

FUND HISTORY

Principal Funds, Inc. ("the Registrant" or the "Fund") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.

On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.

Classes offered by the Fund are shown in the table below.

Share Class
Fund/Portfolio Name	A	B	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Government & High Quality Bond	X	X	X	X	X	X	X	X	X	X	X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

Principal Management Corporation (“Principal”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. Principal may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. Principal may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. The Government & High Quality Bond Fund is diversified.

Fund Policies

The investment objectives, investment strategies and the principal risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of the Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. The Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of the Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

3

With the exception of the diversification test required by the Internal Revenue Code, the Fund will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

Government & High Quality Bond Fund

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The:

1)	Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)	Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3)	Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

4)	Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)	Fund has elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)	Fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

8)	Fund may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

Non-Fundamental Restrictions

The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest its assets in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests.

4

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

The Government & High Quality Bond Fund has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.

Investment Strategies and Risks

Restricted Securities

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

The Fund has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to no more than 15% of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Securities of Smaller Companies

The Fund may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers

The Fund may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

5

Futures Contracts and Options on Futures Contracts

The Fund may engage in the practices described under this heading.

•	Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts of all types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. The Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. The Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

•	Futures Contracts. A Fund may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments.

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When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

•	Options on Futures Contracts. The Fund may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

•	Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be

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disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

•	Limitations on the Use of Futures and Options on Futures Contracts. Each Fund that utilizes futures contracts has claimed an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

•	The Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. The Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, the Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, the Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. The Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds (“Junk Bonds”)

The Fund invests a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's Investors Service, Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Fund may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

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Mortgage- and Asset-Backed Securities

The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

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The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities

The Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Borrowing

If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act limits a fund’s ability to borrow money. For example, a fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Securities Lending

The Fund may lend its portfolio securities. The Fund will not lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act (in general, a fund may not lend more than 33 1/3% of total fund assets). Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

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Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks

The Fund may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

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Swap Agreements and Options on Swap Agreements

The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities). A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory

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requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The Fund may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

The Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

The Fund may enter into contracts for differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. A Fund may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. The Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for

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purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

•	the frequency of trades and quotations,
•	the number of dealers and prospective purchasers in the marketplace,
•	dealer undertakings to make a market,
•	the nature of the security (including any demand or tender features), and
•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the fund’s investment policies and restrictions (as stated in the Prospectuses and Statement of Additional Information) swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, in applying certain of the fund’s investment policies and restrictions the fund will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the fund’s other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If

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the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position

The Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•	Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may by withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those

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applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets provided the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

•	Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

•	Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Funding Agreements

The Fund may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

Other Investment Companies

The Fund may invest in the securities of investment companies, subject to its fundamental and non-fundamental investment restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

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As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.

Variable and Floating Rate Instruments

The Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Warrants and Rights

The Fund may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price .

Pay-in-Kind Securities

The Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Corporate Reorganizations

The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Advisor, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Advisor, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

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Step-Coupon Securities

The Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.

Supranational Entities

The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

Industry Concentrations

The Fund will not concentrate (invest more than 25% of its assets) its investments in any particular industry. To monitor compliance with the policy regarding industry concentration, the Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system. The Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Fund’s industry concentration restrictions. The Fund views its investments in privately issued mortgage-related securities, asset-backed securities or municipal securities as not representing interests in any particular industry or group of industries.

Portfolio Turnover

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

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Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The Government & High Quality Bond Fund had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund	2011 Turnover	2010 Turnover	Comments
Government & High Quality Bond	104.7%	51.2%	During 2011, the portfolio experienced higher turnover as the investment management team pursued investment opportunities stemming from heightened market volatility.

Leadership Structure and Board of Directors

Overall responsibility for directing the business and affairs of PFI rests with the Board of Directors, who are elected by PFI's shareholders. In addition to serving on the Board of PFI, each Director serves on the Board of Principal Variable Contracts Funds, Inc. (“PVC”). The Board is responsible for overseeing the operations of PFI in accordance with the provisions of the 1940 Act, other applicable laws and PFI’s charter. The Board elects the officers of PFI to supervise its day-to-day operations. The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are Independent Directors meet annually to consider renewal of PFI's advisory contracts. The Board is currently composed of thirteen members, eleven of whom are Independent Directors. Each Director has significant prior senior management and/or board experience. In December 2011, the Board set the number of Directors at fourteen. Mr. Beer will become a Director effective at the Board meeting scheduled for June 2012.

The Chairman of the Board is an interested person of PFI. The Independent Directors of PFI have appointed a lead Independent Director whose role is to review and approve, with the Chairman, the agenda for each Board meeting and facilitate communication among PFI's Independent Directors as well as communication between the Independent Directors, management of PFI and the full Board. PFI has determined that the Board's leadership structure is appropriate given the characteristics and circumstances of PFI, including such items as the number of series or portfolios that comprise PFI, the variety of asset classes those series reflect, the net assets of PFI, the committee structure of the Board and the distribution arrangements of PFI. The appropriateness of this structure is enhanced by PFI’s Board Committees, which are described below, and the allocation of responsibilities among them.

The Directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Director, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who will build upon the diversity of the Board. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Director for PFI. As required by rules the SEC has adopted under the 1940 Act, PFI's Independent Directors select and nominate all candidates for Independent Director positions.

Independent Directors

Elizabeth Ballantine. Ms. Ballantine has served as a director of PFI and PVC since 2004. Through her professional training and experience as an attorney and her experience as a director of Principal Funds, investment consultant and a director, Ms. Ballantine is experienced in financial, investment and regulatory matters.

Leroy T. Barnes. Mr. Barnes will begin serving as a director of PFI and PVC in March 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education and employment experience and experience as a director, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.

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Kristianne Blake. Ms. Blake has served as a Director of PFI and PVC since 2007. From 1998-2007, she served as a Trustee of the WM Group of Funds. Ms. Blake has been a director of the Russell Investment Funds since 2000. Through her education, experience as a director of mutual funds and employment experience, Ms. Blake is experienced with financial, accounting, regulatory and investment matters.

Craig Damos. Mr. Damos has served as a Director of PFI and PVC since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010 and Vertical Growth Officer from 2004-2006. From 2000-2004, he served as the Chief Financial Officer of Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.

Richard W. Gilbert. Mr. Gilbert has served as a Director of PFI and PVC since 2000. From 1988-1993, he served as the Chairman of the Board of the Federal Home Loan Bank of Chicago. Since 2005, Mr. Gilbert has served as a director of Calamos Asset Management, Inc. Through his service as a director of Principal Funds and his employment experience, Mr. Gilbert is experienced with financial, regulatory and investment matters.

Mark A. Grimmett. Mr. Grimmett has served as a Director of PFI and PVC since 2004. He is a certified public accountant. Since 1996, Mr. Grimmett has served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.

Fritz Hirsch. Mr. Hirsch has served as a Director of PFI and PVC since 2005. From 1983-1985, he served as Chief Financial Officer of Sassy, Inc. From 1986-2009, Mr. Hirsch served as President and Chief Executive Officer of Sassy, Inc. Since 2011, Mr. Hirsch serves as CEO of MAM USA. Through his experience as a director of the Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

Tao Huang. Mr. Huang will begin serving as a director of PFI and PVC in March 2012. From 1996-2000, Mr. Huang served as Chief Technology Officer of Morningstar, Inc. and from 1998-2000 as President of the International Division of Morningstar. From 2000-2011, Mr. Huang served as Chief Operating Officer of Morningstar. Through his education and employment experience, Mr. Huang is experienced with technology, financial, regulatory and investment matters.

William Kimball. Mr. Kimball has served as a Director of PFI and PVC since 2000. From 1998-2004, Mr. Kimball served as Chairman and CEO of Medicap Pharmacies, Inc. Prior to 1998, he served as President and CEO of Medicap. Since 2004, Mr. Kimball has served as director of Casey's General Stores, Inc. Through his experience as a director of the Principal Funds and his employment experience, Mr. Kimball is experienced with financial, regulatory and investment matters.

Barbara Lukavsky. Ms. Lukavsky has served as a Director of PFI and PVC since 1993. Ms. Lukavsky founded Barbican Enterprises, Inc. and since 1994 has served as its President and CEO. Through her experience as a director of the Principal Funds and employment experience, Ms. Lukavsky is experienced with financial, regulatory, marketing and investment matters.

Daniel Pavelich. Mr. Pavelich has served as a Director of PFI and PVC since 2007. From 1998-2007, Mr. Pavelich served as a Trustee of the WM Group of Funds. From 1996-1999, he served as Chairman and CEO of BDO and as its Chairman from 1994-1996. Through his education, experience as a director of mutual funds and his employment experience, Mr. Pavelich is experienced with financial, accounting, regulatory and investment matters.

Interested Directors

Michael J. Beer. Mr. Beer will begin serving as a Director of PFI and PVC in June 2012. Mr. Beer has served as Executive Vice President of PFI and PVC since 2001 and as Executive Vice President (since 2002), Chief Operating Officer (since 2006) and a director of PMC. Since 2007, Mr. Beer has served  as the President and a director of Princor and PSS since 2007. Prior to working for Principal, Mr. Beer worked for Wells Fargo and Deloitte Touche. Through his education and employment experience, Mr. Beer is experienced with financial, accounting, regulatory and investment matters.

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Ralph C. Eucher. Mr. Eucher has served as a Director of PFI and PVC since 1999. Mr. Eucher has served as a director of PMC and Princor since 1999. He has been a Senior Vice President at Principal Financial Group, Inc. since 2002. Through his professional training and experience as an attorney and his service as a director of Principal Funds and his employment experience, Mr. Eucher is experienced with financial, regulatory and investment matters.

Nora M. Everett. Ms. Everett has served as a Director of PFI and PVC since 2008. From 2004-2008, Ms. Everett was Senior Vice President and Deputy General Counsel at Principal Financial Group, Inc. From 2001-2004, she was Vice President and Counsel at Principal Financial Group. Through her professional training, experience as an attorney, her service as a director of Principal Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.

Risk oversight forms part of the Board's general oversight of PFI and is addressed as part of various Board and Committee activities. As part of its regular oversight of PFI, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, sub-advisors, PFI's Chief Compliance Officer, the independent registered public accounting firm for PFI, and internal auditors for PMC or its affiliates, as appropriate, regarding risks faced by PFI. The Board, with the assistance of Fund management and PMC, reviews investment policies and risks in connection with its review of PFI's performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of PFI's compliance program and reports to the Board regarding compliance matters for PFI and its principal service providers. In addition, as part of the Board's periodic review of PFI's advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PMC valuation committee comprised of PFI officers and officers of PMC and has approved and periodically reviews valuation policies applicable to valuing PFI's shares.

The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks PFI faces.

Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis. As used in this SAI, the “Fund Complex” refers to all series of Principal Funds, Inc. (including those not contained in this SAI) and Principal Variable Contracts Funds, Inc.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board. The Audit Committee held six meetings during the last fiscal year.

Executive Committee

The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The Executive Committee held no meetings during the last fiscal year.

Nominating and Governance Committee

The primary purpose of the Nominating and Governance Committee is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 650 8th Street, Des Moines, Iowa 50392.

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When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance Committee held five meetings during the last fiscal year.

Operations Committee

The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

MANAGEMENT INFORMATION

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are Independent Directors. All Directors serve as directors for each of the two investment companies sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and Principal Variable Contracts Funds, Inc.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Elizabeth Ballantine 711 High Street Des Moines, Iowa 50392 1948	Director Member Nominating and Governance Committee	Since 2004	Principal, EBA Associates (consulting and investments)	97	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, Iowa 50392 1951	Director Member, Audit Committee	Since March 2012	Retired	97	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.; Longs Drug Stores

Kristianne Blake 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2007	President, Kristianne Gates Blake, P.S. (personal financial and tax planning)	97	Avista Corporation (energy); Russell Investment Company* Russell Investment Funds* (50 portfolios overseen)

Craig Damos 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2008	President, The Damos Company (consulting services). Formerly Chairman/CEO/ President and Vertical Growth Officer, and The Weitz Company (general construction)	97	Hardin Construction Company

Richard W. Gilbert 711 High Street Des Moines, Iowa 50392 1940	Director Member Audit Committee	Since 2000	President, Gilbert Communications, Inc. (business consulting)	97	Calamos Asset Management, Inc.

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Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Mark A. Grimmett 711 High Street Des Moines, Iowa 50392 1960	Director Member Executive Committee Member Nominating and Governance Committee	Since 2004	Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	97	None

Fritz S. Hirsch 711 High Street Des Moines, Iowa 50392 1951	Director Member Audit Committee	Since 2005	CEO, MAM USA (manufacturer of infant and juvenile products). Formerly President, Sassy, Inc. (manufacturer of infant and juvenile products)	97	Focus Products Group (housewares)

Tao Huang 711 High Street Des Moines, Iowa 50392 1962	Director Member, Operations Committee	Since March 2012	Formerly, Chief Operating Officer, Morningstar, Inc. (investment research)	97	Armstrong World Industries, Inc. (manufacturing)

William C. Kimball 711 High Street Des Moines, Iowa 50392 1947	Director Member Nominating and Governance Committee	Since 2000	Partner, Kimball – Porter Investments L.L.C.	97	Casey's General Stores

Barbara A. Lukavsky 711 High Street Des Moines, Iowa 50392 1940	Director Member Operations Committee	Since 1993	President and CEO, Barbican Enterprises, Inc. (cosmetics manufacturing)	97	None

Daniel Pavelich 711 High Street Des Moines, Iowa 50392 1944	Director Member Audit Committee	Since 2007	Retired	97	Catalytic, Inc. (offshore software development)

*	The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (“Principal” or the “Manager”), Principal Funds Distributor, Inc. (“PFD” or “the “Distributor”) and/or the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”), the Fund’s former principal underwriter.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Positions with the Manager and its affiliates; Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Director Executive Vice President	Since June 2012 Since 2001	Executive Vice President and Chief Operating Officer, PMC. Executive Vice President, PFD (since 2006). President, Princor, PSS (since 2007). Director, PMC (since 2006), Princor, and PSS (since 2007). Vice President – Mutual Funds and Broker Dealer, PLIC.	97	None

Ralph C. Eucher 711 High Street Des Moines, Iowa 50392 1952	Chairman Director Member Executive Committee	Since 2008 Since 1999	Director, PMC (since 2008), PSS (since 2008), CCI (since 2009) and Spectrum. Chairman, PFD (2006-2008). Senior Vice President, PLIC.	97	None

Nora M. Everett 711 High Street Des Moines, Iowa 50392 1959	Chief Executive Officer President Director Member Executive Committee	Since 2010 Since 2008 Since 2008	President and Director, PMC (since 2008). Director, PFD (since 2008), Princor (since 2008), PSS (since 2008), and Edge (since 2008). Chief Executive Officer, Princor (since 2009). Senior Vice President/ Retirement & Investors Services, PLIC.	97	None

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**   Abbreviations used in this table:

•	Columbus Circle Investors (CCI)
•	Edge Asset Management, Inc. (Edge)
•	Princor Financial Services Corporation (Princor)
•	Principal Funds Distributor, Inc. (PFD)
•	Principal Global Investors, LLC (PGI)
•	Principal Life Insurance Company (PLIC)
•	Principal Management Corporation (PMC)
•	Principal Real Estate Investors, LLC (PREI)
•	Principal Shareholder Services, Inc. (PSS)
•	Spectrum Asset Management, Inc. (Spectrum)

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors. Each officer of the Fund has the same position with Principal Variable Contracts Funds, Inc.

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years**
Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Executive Vice President (since 2001)	Executive Vice President and Chief Operating Officer, PMC. Executive Vice President, PFD (since 2006). President, Princor, PSS (since 2007). Director, PMC (since 2006), Princor, and PSS (since 2007). Vice President – Mutual Funds and Broker Dealer, PLIC.

Randy L. Bergstrom 711 High Street Des Moines, Iowa 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI (since 2006) and PLIC.

David J. Brown 711 High Street Des Moines, Iowa 50392 1960	Chief Compliance Officer (since 2004)	Senior Vice President, PMC, PFD (since 2006), Princor, and PSS (since 2007). Vice President/Compliance, PLIC.

Jill R. Brown 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1967	Senior Vice President (since 2007)	Senior Vice President, PMC, Princor, and PSS (since 2007). President, PFD (since 2010). Prior thereto, Senior Vice President and Chief Financial Officer, PFD (2006-2010).

Teresa M. Button 711 High Street Des Moines, Iowa 50392 1963	Treasurer (since 2011)	Treasurer (since 2011) for PMC, Princor, PSS, and Spectrum. Vice President and Treasurer since 2011 for PFD, PGI, PREI and Edge. Vice President and Treasurer, PLIC.

Cary Fuchs 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1957	Senior Vice President of Distribution (since 2007)	Chief Operating Officer, PFD (since 2010). President, PFD (2007-2010). Senior Vice President/Mutual Fund Operations, PSS (since 2009). Vice President/Mutual Fund Operations, PSS (2007-2009). Director – Transfer Agent & Administrative Services, PLIC. Prior thereto, First Vice President, WM Shareholder Services and WM Funds Distributor, Inc.

Stephen G. Gallaher 711 High Street Des Moines, Iowa 50392 1955	Assistant Counsel (since 2006)	Assistant General Counsel, PMC (since 2007), PFD (since 2007), Princor (since 2007), PSS (since 2007), and PLIC. Prior thereto, Second Vice President and Counsel.

Ernest H. Gillum 711 High Street Des Moines, Iowa 50392 1955	Vice President (since 2000) Assistant Secretary (since 1993)	Vice President and Chief Compliance Officer, PMC. Vice President, Princor, and PSS (since 2007).

Patrick A. Kirchner 711 High Street Des Moines, Iowa 50392 1960	Assistant Counsel (since 2002)	Assistant General Counsel, PMC (since 2008), Princor (since 2008), and PGI (since 2008) and PLIC.

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Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years**
Carolyn F. Kolks 711 High Street Des Moines, Iowa 50392 1962	Assistant Tax Counsel (since 2005)	Counsel, PGI and PLIC.

Jennifer A. Mills 711 High Street Des Moines, IA 50392 1973	Assistant Counsel (since 2010)	Counsel, PMC (since 2009), PFD (since 2009), Princor (since 2009), PSS (since 2009), and PLIC (since 2006).

Layne A. Rasmussen 711 High Street Des Moines, Iowa 50392 1958	Chief Financial Officer (since 2008) Vice President (since 2005) Controller (since 2000)	Vice President and Controller – Mutual Funds, PMC.

Michael D. Roughton 711 High Street Des Moines, Iowa 50392 1951	Counsel (since 1990)	Senior Vice President and Associate General Counsel, PMC and Princor. Senior Vice President and Counsel, PFD (since 2006), PSS (since 2007). Vice President and Associate General Counsel, PLIC.

Adam U. Shaikh 711 High Street Des Moines, Iowa 50392 1972	Assistant Counsel (since 2006)	Counsel, PMC (since 2007), PFD (since 2007), Princor (since 2007), PSS (since 2007) and PLIC (since 2006).

Dan L. Westholm 711 High Street Des Moines, Iowa 50392 1966	Assistant Treasurer (since 2006)	Director – Treasury, PMC, Princor (2008-2009), PSS (since 2007), and PLIC.

Beth C. Wilson 711 High Street Des Moines, Iowa 50392 1956	Vice President and Secretary (since 2007)	Vice President, PMC (since 2007) and Princor (2007-2009). Prior thereto, Segment Business Manager for Pella Corp.

**   Abbreviations used in this table:

•	Columbus Circle Investors (CCI)
•	Edge Asset Management, Inc. (Edge)
•	Princor Financial Services Corporation (Princor)
•	Principal Funds Distributor, Inc. (PFD)
•	Principal Global Investors, LLC (PGI)
•	Principal Life Insurance Company (PLIC)
•	Principal Management Corporation (PMC)
•	Principal Real Estate Investors, LLC (PREI)
•	Principal Shareholder Services, Inc. (PSS)
•	Spectrum Asset Management, Inc. (Spectrum)

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2011.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the Principal Variable Contracts Funds, Inc. did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

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Independent Directors (not Considered to be "Interested Persons")

Fund	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Government & High Quality Bond	A	A	D	B	D	A	A	A	A

Total Fund Complex	E	E	E	E	E	E	E	E	E

Directors Considered to be "Interested Persons"

Fund	Beer*	Eucher	Everett
Government & High Quality Bond	A	D	A

*	to begin serving in June 2012.

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Funds with a fiscal year end of October 31 and from the Fund Complex during the fiscal year ended October 31, 2011. On that date, there were 2 Funds (with a total of 98 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

Director	Funds with Oct. 31 FYE	Fund Complex
Elizabeth Ballantine	$137,642.00	$160,000.00
Kristianne Blake	$141,945.00	$165,000.00
Craig Damos	$136,348.00	$158,500.00
Richard W. Gilbert	$144,335.00	$167,750.00
Mark A. Grimmett	$147,933.00	$172,000.00
Fritz Hirsch	$142,806.00	$166,000.00
William C. Kimball	$133,765.00	$155,500.00
Barbara A. Lukavsky	$136,250.00	$158,400.00
Daniel Pavelich	$138,498.00	$161,000.00

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The Government & High Quality Bond Fund did not have any control persons as of May 5, 2012.

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class and the Costs of Investing" in the prospectus for Classes A, B, C, and P shares.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

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Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities

The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of May 5, 2012. The list is presented in alphabetical order by fund.

Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GOVERNMENT & HIGH QUALITY BOND (A)	18.84%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (A)	15.82%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

GOVERNMENT & HIGH QUALITY BOND (B)	14.82%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (B)	5.06%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GOVERNMENT & HIGH QUALITY BOND (B)	21.19%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

GOVERNMENT & HIGH QUALITY BOND (C)	18.05%	PERSHING LLC	1 PERSHING PLZ
			JERSEY CITY NJ 07399-0001

GOVERNMENT & HIGH QUALITY BOND (C)	26.90%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

GOVERNMENT & HIGH QUALITY BOND (C)	6.79%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GOVERNMENT & HIGH QUALITY BOND (C)	8.00%	CHARLES SCHWAB & CO INC	ATTN MUTUAL FUNDS
		SPECIAL CUSTODY ACCT	101 MONTGOMERY ST
		FBO CUSTOMERS	SAN FRANCISCO CA 94104-4151

GOVERNMENT & HIGH QUALITY BOND	40.57%	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	18.46%	SAM CONS BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

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Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GOVERNMENT & HIGH QUALITY BOND	11.13%	SAM CONS GROWTH PORTFOLIO PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	26.39%	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCTG-H221
(INSTITUTIONAL)			711 HIGH ST
			DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	94.05%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-1)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	93.68%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-2)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	6.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-2)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	81.58%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-3)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	87.49%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-4)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	5.03%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO MEDICAL SERVICES OF	711 HIGH ST
		NORTHWEST ARKANSAS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	8.65%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		NON-QUAL PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	68.31%	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK
(R-5)		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50392-0001

GOVT & HIGH QUALITY BOND FUND (P)	7.65%	LPL FINANCIAL	ATTN MUTUAL FUND OPERATIONS
		FBO CUSTOMER ACCOUNTS	PO BOX 509046
			SAN DIEGO CA 92150-9046

GOVT & HIGH QUALITY BOND FUND (P)	69.86%	FIRST CLEARING LLC	2801 MARKET ST
		SPECIAL CUSTODY ACCT FOR THE	SAINT LOUIS MO 63103-2523
		EXCLUSIVE BENEFIT OF CUSTOMER

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Fund/Class	Percentage of Ownership	Name of Owner	Address of Owner
GOVT & HIGH QUALITY BOND FUND (P)	5.61%	RAYMOND JAMES	ATTN: COURTNEY WALLER
		OMNIBUS FOR MUTUAL FUNDS	880 CARILLON PKWY
		HOUSE ACCT FIRM 92500015	ST PETERSBURG FL 33716-1102

GOVT & HIGH QUALITY BOND FUND (P)	15.71%	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR EAST 3RD FL
			JACKSONVILLE FL 32246-6484

Management Ownership

As of May 5, 2012, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed an agreement with a Sub-Advisor. Under the Sub-Advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, Principal pays each Sub-Advisor a fee.

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Fund(s):	Government & High Quality Bond

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor

For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Leadership Structure and Board of Directors” section.

Codes of Ethics

The Fund, Principal, the Sub-Advisor, and PFD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal and the Sub-Advisor have also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, and PFD, and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

For providing the investment advisory services, and specified other services, Principal, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedule for the Fund is as follows (expressed as a percentage of average net assets):

Fund	First $2 billion	Over $2 billion
Government & High Quality Bond	0.50%	0.45%

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The Government & High Quality Bond Fund pays all of its operating expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of the Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to the Fund by Principal, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Classes A, B, C, J, P, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions. Principal is also responsible for providing certain shareholder and administrative services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to a Service Agreement and an Administrative Services Agreement.

Principal has contractually agreed to limit the Fund's expenses (excluding expenses the Funds incur in connection with investments they make and Acquired Fund Fees and Expenses) on certain share classes of certain of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by Principal are subject to reimbursement by the Funds through the expiration date, provided no reimbursement will be made if it would result in the Fund’s exceeding the total operating expense limits. The operating expense limits and the agreement terms are as follows:

Fund	Class A	Class B	Class C	Class J	Institutional Class	Expiration
Government & High Quality Bond	0.88%	1.65%	1.63%	1.00%	N/A	02/28/2013

Fund	R-1 Class	R-2 Class	R-3 Class	R-4 Class	R-5 Class	Expiration
Government & High Quality Bond	1.29%	1.16%	0.98%	0.79%	0.67%	02/28/2013

In addition, Principal has contractually agreed to limit the expenses identified as "Other Expenses" related to Class P shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Effective January 1, 2012, Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J shares through December 31, 2012. The limit will maintain the level of Distribution Fees not to exceed 0.25%.

Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended October 31 (amounts in thousands)
Fund	2011	2010	2009
Government & High Quality Bond	8,415	7,694	6,075

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Sub-Advisory Agreement for the Funds

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for the Fund identified below in Table A. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of the Income and Short-Term Income Funds as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or Principal Global Investors, LLC (PGI) provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

	Table A Net Asset Value of Fund
Fund	First $5 billion	Next $1 billion	Next $4 billion	Over $10 billion
Government & High Quality Bond	0.1126%	0.0979%	0.0930%	0.0881%

Fees paid for Sub-Advisory services during the periods indicated were as follows:

Sub-Advisor Fees for Periods Ended October 31
Fund	2011	2010	2009
Government & High Quality Bond	1,688,149	1,542,988	1,179,327

Underwriting Fees for Periods Ended October 31, (amounts in thousands)
Fund	2011	2010	2009
Government & High Quality Bond	489	671	294

Custodian

The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by the Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Class P, R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5 Class, Class J, Class A, Class B, and Class C.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus. Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as described in the section of the ABCP prospectus called “Choosing a Share Class - Class B Shares.”

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The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

Years Since Purchase Payments Made	CDSC as a % of Dollar Amount	Accounts Included in Certain Sponsored Plans Established After 02/01/1998 and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on:

•	shares redeemed that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
•	shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $1,000);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The P, R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below). Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5 Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

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As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•	other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements

The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”). The address for PFD is as follows:

1100 Investment Boulevard

El Dorado Hills, CA 95762-5710

In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (a “Plan”). The Board of Directors and initial shareholders of the R-1, R-2, R-3, R-4, A, B, C, and J Classes of shares have approved and entered into a Plan. In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act)) determined that there was a reasonable likelihood that the Plans would benefit the Fund and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:

•	formulation and implementation of marketing and promotional activities;
•	preparation, printing, and distribution of sales literature;
•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•	providing training, marketing, and support with respect to the sale of shares.

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The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized 12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares (1)	0.25%
Class B shares(1) (2)	1.00%
Class C shares(1)	1.00%
Class J shares (1)	0.45%
R-4	0.10%
(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.
(2) Although Class B shares are no longer available for purchase (except through exchanges and dividend reinvestments), the 12b-1 Distribution Plan and Agreement related to Class B shares continues in effect to ensure that advisers maintain shareholder service levels. The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, R-1 Class, R-2 Class, R-3 Class, or R-4 Class shares.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Fund made the following Distribution/12b-1 payments for the year ended October 31, 2011:

Fund	Distribution/12b-1 Payments (amounts in thousands)
Government & High Quality Bond	2,594

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares)

The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares. For share classes other than Class J, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services. For Class J shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit. The services include:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•	preparation and distribution of dividend and capital gain payments to shareholders;
•	delivery, redemption and repurchase of shares, and remittances to shareholders;
•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•	communication with shareholders concerning the above items; and
•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

PSS will pay operating expenses attributable to R-1, R-2, R-3, R-4, and R-5 share classes related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

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INTERMEDIARY COMPENSATION

Additional Payments to Intermediaries.

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.

For Classes R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

The amounts paid to intermediaries may vary, and may vary by share class and by fund.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Fund on a preferred list. The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Fund so that they can provide suitable information and advice about the Fund and related investor services. The amounts paid to intermediaries vary by fund and by share class.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Fund. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your Financial Professional about any fees and commissions they charge.

Although a Fund may use brokers who sell shares of the Fund to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisor when selecting brokers to effect portfolio transactions.

As of December 15, 2011, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and Expense Reimbursement) include, but are not necessarily limited to, the following:

35

401(k) Advisors, Inc.	Morgan Stanley Smith Barney
ACS HR Solutions LLC	MSCS Financial Services
ADP Retirement Services	Multi-Financial Securities Corp.
AFA Financial Group LLC	Mutual Service Corporation
AIG Advisor Group	National Financial Services
AIG SunAmerica Life	National Planning Corp.
American Century Investments	National Planning Holdings
American General Life Insurance	Nationwide Investment Services Corp
American Investors Co	NBC Securities Inc.
American Portfolios Financial Services	New England Securities
Ameriprise Financial Services	New York Life
ASAE Services, Inc.	New York State Deferred Compensation Plan
Ascensus	Newport Group, The
AXA Advisors, LLC	Newport Retirement Plan Services
Bedminster Financial Group Ltd.	NFP Securities, Inc.
Benefit Plan Administrators	NHA Insurance Agency, Inc.
Cambridge Investment Research Inc.	NRP Financial, Inc.
Cantella & Co. Inc.	NYLife Distributors LLC
Capital Investment Brokerage, Inc.	OneAmerica Securities, Inc.
CBIZ Financial Solutions, Inc.	Ogilvie Security Advisors Corp.
CEROS Financial Services, Inc.	Packerland Brokerage Services, Inc.
Cetera Financial Group	Pershing
Charles Schwab & Co.	Plan Administrators, Inc.
Charles Schwab Trust Company	PRIMEVEST Financial Services, Inc.
Chase Investment Services Corp.	Principal Life Insurance Company
Commonwealth Financial Network	Princor Financial Services Corp
CPI Qualified Consultants	ProEquities, Inc.
Daily Access Corporation	Prudential Investment Management Services
Digital Retirement Solutions	Prudential Retirement Services
Edward Jones	Putnam Investment Management, LLC
ePlan Services, Inc.	Quest Capital Strategies Inc
Expert Plan	Raymond James & Associates, Inc.
Farmers Financial Solutions	Raymond James Financial Services, Inc.
Fidelity Investment Institutional Operations Co.	RBC Capital Markets Corp.
Financial Data Services	Reliance Trust Company
Financial Network Investment Corp.	Robert W. Baird & Co.
Financial Telesis Inc	RolloverSystems, LLC
First Clearing LLC	Royal Alliance Associates, Inc.
First Heartland Capital Inc.	Royal Securities Co.
FSC Securities Corporation	SagePoint Financial, Inc.
Genesis Employee Benefit	Scott & Stringfellow Inc.
Geneos Wealth Management, Inc.	Scottrade
Genworth Financial Securities Corp.	Searle & Co.
GWFS Equities, Inc.	Securities America, Inc.
H Beck Inc	Sigma Financial Corp
Harbor Financial Services LLC	Signator Investors, Inc,
Hartford	SII Investments, Inc.
Huntington Investment Company, The	Southwest Securities
ICMA-Retirement Corp.	Standard Insurance Company
ING Financial Partners Inc.	Stifel Nicolaus & Company, Inc.
Intersecurities Inc.	Sunset Financial Services Inc
Invest Financial Corp.	Support Services Financial Advisors Inc.
Investacorp Inc.	Symetra Investment Services Inc.
Investment Centers of America, Inc.	T. Rowe Price Retirement Plan Services
Janney Montgomery Scott	TD Ameritrade Inc.
JP Morgan Retirement Plan Services	TD Ameritrade Trust Company
KMS Financial Services Inc	TIAA-CREF
Leumi Investment Services Inc.	Triad Advisors, Inc.

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Lincoln Financial Advisors	Truenorth Securities Inc
Lincoln Financial Securities	Trust Company of America
Lincoln Investment Planning	Trustcore Investments Inc
Lincoln Retirement Services Co.	UBS Financial Services, Inc.
Lockton Financial Advisors LLC	United Planners Financial Services of America
LPL Financial Corp. - UVEST	US Bancorp Investments
LPL Financial Corporation	UVEST Financial Services
M Holdings Securities Inc.	VALIC Retirement Services Company
Massachusetts Mutual	Valmark Securities Inc.
Mercer HR Services	Vanguard Group, The
Merrill Lynch	Vanguard Marketing Corporation
MidAtlantic Capital Corporation	VSR Financial Services, Inc.
Middlegate Securities LTD	Wells Fargo Advisors
MML Investors Services Inc.	Wells Fargo Bank, N.A.
Morgan Keegan & Co.	Wilmington Trust
Morgan Stanley & Co.	Wilmington Trust Retirement & Institutional Services
Morgan Stanley INS Services, Inc.	Young, Stovall & Co.

To obtain a current list of such firms, call 1-800-222-5852.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities

All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by Principal, or by the Fund’s Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of Principal and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Fund from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, Principal or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Principal or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor’s overall responsibilities to the accounts under its management. Principal or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages.

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Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or Principal, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Fund may participate in a program through a relationship with Frank Russell Securities, Inc. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Fund.

The following table indicates the value of the Fund's aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2011.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Government & High Quality Bond	Bank of America Corp	22,043
	Citigroup Inc	80,718
	Deutsche Bank AG	23,495
	Morgan Stanley	24,233

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Allocation of Trades

By the Sub-Advisor. The portfolio managers of the Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocation of investment opportunities and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Fund are purchased at their public offering price and other share classes of the Fund are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, Class J, and Class P shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Sales of Shares

Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

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Exchange of Shares

If you hold Fund shares other than Class P shares but become eligible to invest in Class P shares, you may exchange your Fund shares for Class P shares of the same Fund, if the Fund offers Class P shares in your state and subject to the following conditions:

•	Your financial intermediary must notify Principal Funds of your intent to exchange into Class P shares prior to attempting the exchange;
•	While no initial sales charge (load) will apply to such an exchange, other sales charges (such as a contingent deferred sales charge) that would otherwise apply will apply to such an exchange.

You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions.

While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax adviser regarding possible federal, state, local and foreign tax consequences.

If after purchasing Class P shares you become ineligible to invest in Class P shares, you may be permitted to exchange from Class P shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.

Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.

PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current net asset value ("NAV") per share. The Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For this Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

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A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and Principal or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

TAX CONSIDERATIONS

Taxation of the Funds

It is a policy of the Fund to make distributions of substantially all of their respective investment income and any net realized capital gains. The Fund intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Taxation of Shareholders

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.

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If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Qualification as a Regulated Investment Company

The Fund intends to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Fund must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC.

Special Tax Considerations

Futures Contracts and Options

As previously discussed, the Fund may invest in futures contracts or options thereon. For federal income tax purposes, capital gains and losses on futures contracts or options thereon are generally treated as 60% long-term and 40% short-term. In addition, the Fund must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund may publish month-end portfolio holdings information for the Fund’s portfolio on the principal.com website and on the principalfunds.com website on the thirteenth business day of the following month. The Fund may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on a portfolio’s holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny, Standard & Poor’s Securities Evaluations, Inc., Market Partners, and J.P. Morgan PricingDirect, Inc. to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

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4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and RiskMetrics Group) to facilitate voting of proxies; and

5)	To the Fund's custodian, and tax service provider, The Bank of New York Mellon, in connection with the tax and custodial services it provides to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, Principal or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or Principal’s Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Iron Mountain
Advent	Institutional Shareholder Services (ISS)
Bank of America/Merrill Lynch	Interactive Data Corporation
Barra	Investment Technology Group, Inc. (ITG)
Bloomberg	Iron Mountain
BNY Convergex	Markit WSO Corporation
BNY Custody	Mathias & Carr
Brown Brothers Harriman & Co.	Mellon Analytical Solutions
Charles River Systems, Inc.	Merrill Communications
CheckFree	Misys International Banking Systems, Inc.
Citibank N.A.	Ness Technologies, Inc.
Cliffwater LLC	Omgeo LLC
Compliance Science	Principal Global Investors, LLC
Confidential Shredding	Russell Implementation Services
Confluence Technologies, Inc.	Standard & Poor’s
Cortland Capital markets Services LLC	State Street Bank and Trust Company
Depository Trust Co.	State Street IMS
Diversified Information Technologies, Inc.	Sungard
Eagle Investment Systems Corp.	SunGard Personal Trading System
Electra Information Systems	Sungard PTA
Electra Securities & Reconciliation System	Syntel Inc.
Electra Securities Transaction and Reconciliation System	Thomson
EzE Castle Software LLC	Thomson Baseline
FactSet Research Systems Inc.	Thomson Reuters Analysis
Financial Tracking	Vestek
Fiserv	Wilshire
Glass, Lewis & Co.	Yield Book
HubData	Zeno Consulting Group

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM Portfolios invest to facilitate Edge's management of the SAM Portfolios. Edge may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM Portfolios.

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The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor Principal nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Principal or to that Fund's Sub-Advisor, as appropriate. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Fund at October 31, 2011, are incorporated herein by reference to the Funds’ most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (155 North Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

PORTFOLIO MANAGER DISCLOSURE

(as provided by the Investment Advisors)

This section contains information about the portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.

Information in this section is as of October 31, 2011, unless otherwise noted.

Sub-Advisor: Edge Asset Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
John R. Friedl: Government & High Quality Bond Fund
Registered investment companies	5	$3,694 million
Other pooled investment vehicles
Other accounts

Ryan P. McCann: Government & High Quality Bond Fund
Registered investment companies	5	$3,694 million
Other pooled investment vehicles	1	526 million
Other accounts

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	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Scott J. Peterson: Government & High Quality Bond Fund
Registered investment companies	5	$3,694 million
Other pooled investment vehicles
Other accounts

Gregory L. Tornga: Government & High Quality Bond Fund
Registered investment companies	5	$3,694 million
Other pooled investment vehicles
Other accounts

Compensation

Edge Asset Management, Inc. offers a competitive salary and incentive compensation plan that is evaluated periodically relative to other top-tier asset management firms. Percentages of base salary versus performance bonus vary by position but are based on national market data and are consistent with industry standards. Total compensation is targeted to be competitive with the national averages. Edge believes that Edge’s compensation plan is adequate to hire and retain competent personnel. All investment professionals participate in our incentive compensation plan.

The incentive-based portion of the Portfolio Managers' compensation is determined by a combination of investment performance, professional performance and the firm’s financial metrics. Investment performance is 70% of a Portfolio Manager’s incentive compensation and is based on a comparison of the Portfolio Manager's investment performance with the performance of peer groups as measured equally by 1-3-5 year performance. Professional performance is 30% of a Portfolio Manager's incentive compensation as measured by satisfaction of goals such as those related to team contribution and quality of research, and is inherently subjective. Total Portfolio Manager incentive compensation is adjusted by firm financial metrics, which include revenue growth metrics. Incentive compensation can be targeted up to 125% of a portfolio manager's total base compensation but could be higher or lower depending on measurement factors.

Edge believes incentive compensation for Portfolio Managers is well aligned with client goals and objectives, which seeks to adequately incentivize Portfolio Managers and Analysts to seek maximum performance within appropriate risk parameters. Requirements to stay within stated client guidelines provide adequate risk controls.

In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants of Principal Financial Group common stock or a combination of performance shares and options to eligible participants who obtain high performance levels. The grant is based on professional and investment performance. Participation each year will depend on individual performance levels. All investment personnel are eligible to participate in the firm's standard employee health and welfare programs, including the firm’s 401k plan.

There is a portion of the cash based incentive compensation for employees that may be deferred. This is dependent on multiple factors including the firms overall profitability, the overall cash incentive compensation award and other factors. If the overall cash incentive compensation award reaches a certain threshold a portion of the award may be deferred over a three year vesting schedule. The deferred assets are invested in cash. The managers are not directly compensated on asset growth, but are compensated based on the growth of the firm and the overall profitability of the firm. The ability to help grow the assets of their products is included in the metrics for incentive and total compensation.

All Incentive Plans are reviewed periodically for alignment with market, client and firm objectives and are subject to change.

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Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
John R. Friedl	Government & High Quality Bond	None
Ryan P. McCann	Government & High Quality Bond	None
Scott J. Peterson	Government & High Quality Bond	None
Gregory L. Tornga	Government & High Quality Bond	$10,001 - $50,000

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APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

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Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

50

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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APPENDIX B

Proxy Voting Policies

52

Edge Asset Management, Inc.

Proxy Voting Policy

Dated November 2011

Policy

Edge Asset Management, Inc. (“Edge”) has been delegated by certain clients the responsibility for voting proxies.  It is the policy of Edge to vote proxies in the best interest of its clients, to identify and disclose potential conflicts of interest, to promptly provide client proxy voting results upon request of a client, and to maintain records of proxy voting activities as required.  Edge maintains written policies and procedures which address Edge’s proxy policies and practices and which include the responsibility to receive and vote client proxies, to disclose any potential conflicts of interest, to make its proxy voting record available to clients and to maintain relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  Investment advisers registered with the SEC that exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser about how the adviser voted proxies for their securities; and (c) describe its proxy voting policies and procedures to clients and furnish a copy to its requesting clients. Further, Rule 204-2 of the Advisers Act requires registered investment advisers that vote client securities to maintain certain records relating to the adviser's proxy voting activities.

Responsibility

Edge has the responsibility for the execution of its proxy voting policy, practices, disclosures and recordkeeping.

Summary Procedures

Edge has adopted and implemented procedures to ensure the firm’s policy is observed, executed properly and amended or updated, as appropriate. The procedures are summarized as follows:

1.	Voting Procedures

•	Edge believes it is in the best interest of its clients to delegate the proxy voting responsibility to expert third-party proxy voting organization, Institutional Shareholder Services, Inc. (“ISS”). ISS provides policy guidelines and proxy research and analysis in addition to proxy voting. Edge may override any ISS guideline or recommendation that Edge feels is not in the best interest of the client.

1

•	Edge has elected to follow the ISS Standard Proxy Voting Guidelines (the “ Guidelines”), which embody the positions and factors that Edge generally considers important in casting proxy votes, including, but not limited to, shareholder voting rights, anti-takeover defenses, board structures, election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals.

2.	Conflicts of Interest

•	Votes cast by ISS on Edge’s behalf consistent with its Guidelines and recommendations are not considered to create a conflict of interest. If ISS or Edge abstains from voting a proxy due to a conflict, or if Edge elects to override an ISS recommendation, it will seek to identify and evaluate whether any conflicts of interest may exist between the issuer and Edge or its employees and clients.

•	Material conflicts will be evaluated, and if it’s determined that one exists, Edge will disclose the conflict to the affected client, and request instruction from the client as to how the proxy should be voted.

3.	New Accounts

•	Edge or its affiliate, Principal Global Investors, shall provide a proxy authorization letter to the client’s custodian upon the opening of a new client account. Clients may also choose to vote proxies themselves or receive individualized reports or services.

4.	Abstentions

•	Edge may refrain from voting when it believes it is in the client’s best interests.

5.	Proxy Solicitations & Information Requests

•	Edge will not reveal or disclose to any third-party how it may have voted or intends to vote until such proxies have been counted at a shareholders’ meeting. Edge may in any event disclose its general policy to follow ISS’s guidelines. No employee of Edge may accept any remuneration in the solicitation of proxies.

6.	Errors

•	Edge will document errors and the resolution of errors.

7.	Recordkeeping

•	Documentation shall be maintained for at least five years. Edge will keep records regarding all client requests to review proxy votes and accompanying responses. Edge may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

•	Edge’s proxy voting record will be maintained by ISS. Edge will maintain documentation to support any decisions to vote against ISS Guidelines or recommendations.

2

8.	Class Actions

•	Edge generally does not file class action claims on behalf of its clients and specifically will not act on behalf of former clients that have terminated their relationship with Edge. Edge will only file permitted class action claims if that responsibility in specifically stated in the advisory contract. Edge will maintain documentation related to any cost-benefit analysis to support decisions to opt out of any class action settlement. This policy is disclosed in the firm’s Form ADV filing.

Historical Policies: Revised October 2010; February 2009; January 1, 2007; October 9, 2006

Adopted policy: March 31, 2004

3

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 6/14/02 – Filed as Ex-99.A.1.C on 12/30/02 (Accession No. 0001126871-02-000036)

		b.	Articles of Amendment dated 5/23/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-05-000254)

		c.	Articles of Amendment dated 9/30/05 – Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)

		d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)

		e.	Articles of Amendment – Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)

		f.	Articles of Amendment dated 06/04/08 – Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-000060)

		g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No. 0000898745-09-000489)

		h.	Articles of Amendment dated 09/30/09 – Filed as Ex-99.A(1)h on 10/29/10 (Accession No. 0000898745-10-000490)

		i.	Articles of Amendment dated 02/08/12 – Filed as Ex-99 (a)(1)i on 02/28/12 (Accession No. 0001144204-12-011673)

		j.	Articles of Amendment dated 02/29/12 -- Filed as Ex-99 (a)(1)j on 05/11/2012 (Accession No. 0001144204-12-028046)

	(2)	a.	Articles Supplementary dated 9/25/02 – Filed as Ex-99.A.4.D on 12/30/02 (Accession No. 0001126871-02-000036)

		b.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-03-000031)

		c.	Articles Supplementary dated 4/30/03 – Filed as Ex-99.A4F on 09/11/03 (Accession No. 0000870786-03-000169)

		d.	Articles Supplementary dated 6/10/03 – Filed as Ex-99.A4G on 09/11/03 (Accession No. 0000870786-03-000169)

		e.	Articles Supplementary dated 9/9/03 – Filed as Ex-99.A4H on 09/11/03 (Accession No. 0000870786-03-000169)

		f.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-03-000202)

		g.	Articles Supplementary dated 1/29/04 – Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-04-000033)

		h.	Articles Supplementary dated 3/8/04 – Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-000163)

		i.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No. 0000870786-04-000207)

		j.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)

		k.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)

		l.	Articles Supplementary dated 12/13/04 – Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-05-000065)

1

m.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)

n.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)

o.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-05-000254)

p.	Articles Supplementary dated 12/20/05 – Filed as Ex-99.A (2)p on 10/29/10 (Accession No. 0000898745-10-000490)

q.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)

r.	Articles Supplementary dated 1/12/07 – Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-07-000011)

s.	Articles Supplementary dated 1/22/07 – Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-07-000086)

t.	Articles Supplementary dated 7/24/07 – Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-07-000152)

u.	Articles Supplementary dated 09/13/07 – Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-07-000184)

v.	Articles Supplementary dated 1/3/08 – Filed as Ex-99.A.4.Y on 02/20/08 (Accession No. 0000950137-08-002501

w.	Articles Supplementary dated 3/13/08 – Filed as Ex-99.A4Z on 05/01/08 (Accession No. 0000950137-08-006512)

x.	Articles Supplementary dated 06/23/08 – Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-000060)

y.	Articles Supplementary dated 09/10/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-000166)

z.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-000166)

aa.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No. 0000898745-09-000489)

bb.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No. 0000898745-09-000489)

cc.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No. 0000898745-09-000489)

dd.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No. 0000898745-09-000489)

ee.	Articles Supplementary dated 09/25/09 – Filed as Ex-99.A(2)ee on 10/29/10 (Accession No. 0000898745-10-000490)

ff.	Articles Supplementary dated 01/28/10 – Filed as Ex-99.A(2)ff on 10/29/10 (Accession No. 0000898745-10-000490)

gg.	Articles Supplementary dated 05/03/10 – Filed as Ex (a)(2)gg on 07/29/10 (Accession No. 0000898745-10-000394)

hh.	Articles Supplementary dated 08/05/10 – Filed as Ex-99.(a)(2)hh on 07/11/11 Accession No.: 0000898745-11-000480

ii.	Articles Supplementary dated 09/29/10 – Filed as Ex-99.(a)(2)ii on 07/11/11 Accession No.: 0000898745-11-000480

2

		jj.	Articles Supplementary dated 11/02/10 – Filed as Ex-99.(a)(2)jj on 07/11/11 Accession No.: 0000898745-11-000480

		kk.	Articles Supplementary dated 01/28/11 – Filed as Ex-99.(a)(2)kk on 07/11/11 Accession No.: 0000898745-11-000480

		ll.	Articles Supplementary dated 03/09/11 – Filed as Ex-99.(a)(2)ll on 07/11/11 Accession No.: 0000898745-11-000480

		mm.	Articles Supplementary dated 06/21/11 – Filed as Ex-99.(a)(2)mm on 07/11/11 Accession No.: 0000898745-11-000480

		nn.	Articles Supplementary dated 08/23/11 – Filed as Ex-99 (a)(2)nn on 12/30/2011 (Accession No. 0001144204-11-072069)

		oo.	Articles Supplementary dated 11/15/11 – Filed as Ex-99 (a)(2)oo on 02/28/12 (Accession No. 0001144204-12-011673)

		pp.	Articles Supplementary dated 02/08/12 – Filed as Ex-99 (a)(2)pp on 02/28/12 (Accession No. 0001144204-12-011673)

		qq.	Articles Supplementary dated 02/27/12 -- Filed as Ex-99 (a)(2)qq on 05/11/2012 (Accession No. 0001144204-12-028046)

(b)	(1)	By-laws dated 10/24/11– Filed as Ex-99 (b)(1) on 12/30/2011 (Accession No. 0001144204-11-072069)

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended and Restated Management Agreement dated 11/01/11 Filed as Ex-99 (d)(4)a on 05/11/2012 (Accession No. 0001144204-12-028046)

	(2)	a.	AllianceBernstein Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157

	(3)	a.	American Century Amended & Restated Sub-Advisory Agreement dated 03/08/2010 – Filed as Ex-99 (d)(2)d on 05/04/10 (Accession No. 0000898745-10-000277)

	(4)	a.	AQR Capital Management, LLC/CNH Partners, LLC Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(4)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(5)	a.	Barrow, Hanley, Mewhinney & Strauss, LLC Amended and Restated Sub-Advisory Agreement dated 12/19/2011 – Filed as Ex-99 (d)(6)a on 02/28/12 (Accession No. 0001144204-12-011673)

	(6)	a.	BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(7)	a.	Brookfield Investment Management Corporation Sub-Advisory Agreement dated 02/03/12 – Filed as Ex-99 (d)(8)a on 02/28/12 (Accession No. 0001144204-12-011673)

	(8)	a.	Brown Investment Advisory Incorporated Sub-Advisory Agreement dated 07/01/09 – Filed as Ex-99.D(6)A on 07/29/09 (Accession No. 0000898745-09-000354)

	(9)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(10)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 – Filed as Ex-99.(d)(9)a on 12/18/09 (Accession No. 0000898745-09-000546)

	(11)	a.	Cliffwater, LLC Sub-Advisory and Consulting Agreement dated 10/24/11 – Filed as Ex-99 (d)(10)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(12)	a.	Columbus Circle Investors Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(13)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D11A on 07/29/10 (Accession No. 0000898745-10-000394)

	(14)	a.	Dimensional Fund Advisors Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157

3

(15)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 – Filed as Ex-99.D on 01/16/07 (Accession No. 0000898745-07-000011)

(16)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(13)B on 03/16/2010 (Accession No. 0000898745-10-000157

(17)	a.	Goldman Sachs Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(15)f on 03/16/2010 (Accession No. 0000898745-10-000157

(18)	a.	Guggenheim Investment Management, LLC Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09 (Accession No. 0000898745-09-000489)

(19)	a.	Guggenheim Partners Asset Management, LLC Sub-Advisory Agreement dated 01/18/12 Filed as Ex-99 (d)(20)a on 05/11/2012 (Accession No. 0001144204-12-028046)

(20)	a.	Herndon Capital Management Sub-Advisory Agreement dated 06/27/2011 – Filed as Ex-99 (d)(18)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(21)	a.	Jacobs Levy Equity Management, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157

(22)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D20A on 07/29/10 (Accession No. 0000898745-10-000394)

(23)	a.	JP Morgan Amended & Restated Sub-Advisory Agreement dated 1/1/2010 – Filed as Ex-99.(D)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157

(24)	a.	Lehman Brothers (now known as Neuberger Berman Fixed Income LLC) Amended & Restated Sub-Advisory Agreement dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No. 0000898745-09-000489)

(25)	a.	Loomis, Sayles & Company, L.P. Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(24)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(26)	a.	LA Capital Amended & Restated Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(23)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(27)	a.	Mellon Capital Amended & Restated Sub-Advisory Agreement dated 12/31/2009 – Filed as Ex-99.(D)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157)

(28)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 09/24/10 – Filed as Ex-99.(d)(24)a on 11/04/10 (Accession No. 0000898745-10-000494).

(29)	a.	Pacific Investment Management Company LLC Amended & Restated Sub-Advisory Agreement dated 10/24/2011 – Filed as Ex-99 (d)(27)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(30)	a.	PGI Amended & Restated Sub-Advisory Agreement dated 09/12/11 – Filed as Ex-(d)(29)a on 10/12/2011 (Accession Number: 0000898745-11-000711)

(31)	a.	PREI Amended & Restated Sub-Advisory Agreement dated 02/03/12 Filed as Ex-99 (d)(32)a on 05/11/2012 (Accession No. 0001144204-12-028046)

(32)	a.	Pyramis Global Advisors, LLC Amended & Restated Sub-Advisory Agreement dated 1/1/10 – Filed as Ex-99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157

(33)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dated 1/11/10 – Filed as Ex-99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157

(34)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dated 1/11/10 – Filed as Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157

(35)	a.	Spectrum Amended & Restated Sub-Advisory Agreement dated 9/12/05 – Filed as Ex-99.D on 12/29/05 (Accession No. 0000898745-05-000035)

(36)	a.	Stone Harbor Investment Partners LP Sub-Advisory Agreement dated 03/30/2012 **

(37)	a.	Symphony Asset Management LLC Sub-Advisory Agreement dated 02/03/12 – Filed as Ex-99 (d)(36)a on 02/28/12 (Accession No. 0001144204-12-011673)

4

	(38)	a.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(39)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-99.D(28)a on 10/07/09 (Accession No. 0000898745-09-000489)

	(40)	a.	Tortoise Capital Advisors, LLC Amended & Restated Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex-99 (d)(32)b on 05/04/10 (Accession No. 0000898745-10-000277)

	(41)	a.	Turner Investment Partners, Inc. Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

	(42)	a.	Vaughan Nelson Investment Management, LP Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(43)	a.	W. H. Reaves Sub-Advisory Agreement dated 10/05/11 – Filed as Ex-99 (d)(39)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(44)	a.	Wellington Management Sub-Advisory Agreement dated 10/24/11 – Filed as Ex-99 (d)(41) on 12/30/2011 (Accession No. 0001144204-11-072069)

	(45)	a.	Westwood Management Corporation Amended & Restated Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Amended & Restated Distribution Agreement for A, B, C, J, P, R-1, R-2, R-3, R-4, R-5 and Institutional Classes dated 09/27/10 – Filed as Ex-99.(e)(1)a on 07/11/11 Accession No. 0000898745-11-000480

	(2)	a.	Selling Agreement—A, B, C, Institutional, R-1, R-2, R-3, R-4 and R-5 Class Shares Filed as Ex-99 (e)(2)a on 05/11/2012 (Accession No. 0001144204-12-028046)

		b.	Amendment to Selling Agreement dated 2011 — A, B, C, J, Institutional, R-1, R-2, R-3, R-4 and R-5 Class Shares **

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York – Filed as Ex-99.B8.A on 04/12/1996 (Accession No. 0000898745-96-000012)

		b.	Domestic Funds Custodian Agreement with Bank of New York – Filed as Ex-99.G1.B on 12/05/00 (Accession No. 0000898745-00-000021)

		c.	Domestic and Global Custodian Agreement with Bank of New York – Filed as Ex-99.G on 11/22/05 (Accession No. 0000870786-05-000263)

(h)	(1)	a.	Amended and Restated Transfer Agency Agreement (A, B, C, J, P, Institutional and Plan Classes) dated 11/01/11 – Filed as Ex-99 (h)(1)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	a.	Amended & Restated Shareholder Services Agreement dated 1/12/07 – Filed as Ex-99.H on 12/14/07 (Accession No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement – Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-000036)

	(4)	a.	Amended & Restated Accounting Services Agreement dated 1/12/07 – Filed as Ex-99.H on 01/16/07 (Accession No. 0000898745-07-000011)

	(5)	a.	Amended & Restated Administrative Services Agreement dated 05/01/10 – Filed as Ex H5A on 07/29/10 (Accession No. 0000898745-10-000394)

	(6)	a.	Amended & Restated Service Agreement dated 05/01/10 – Filed as Ex H6A on 07/29/10 (Accession No. 0000898745-10-000394)

	(7)	a.	Amended & Restated Service Sub-Agreement dated 9/30/05 – Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)

	(8)	a.	Principal Funds, Inc. – Contractual Fee Waiver Agreement dated 01/31/11 – Filed as Ex-(h)(8)a on 10/12/2011 (Accession Number: 0000898745-11-000711)

(i)	Legal Opinion *

5

(j)	(1)	Consent of Auditors *

	(2)	Rule 485(b) opinion – N/A

	(3)	Powers of Attorney Filed as Ex-99 (j)(3) on 05/11/2012 (Accession No. 0001144204-12-028046)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS – Filed as Ex-99.B13 on 04/12/1996 (Accession No. 0000898745-96-000012)

	(2)	Initial Capital Agreement-IEP – Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)

	(3)	Initial Capital Agreement-ICP – Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)

	(4-38)	Initial Capital Agreement – Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)

	(39)	Initial Capital Agreement dated 12/30/02 – Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-000036)

	(40-41)	Initial Capital Agreement dated 12/29/03 & 12/30/03 – Filed as Ex-99.L on 02/26/04 (Accession No. 0001127048-04-000033)

	(42)	Initial Capital Agreement dated 06/01/04 – Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)

	(43)	Initial Capital Agreement dated 11/01/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-000242)

	(44)	Initial Capital Agreement dated 12/29/04 – Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-000065)

	(45)	Initial Capital Agreement dated 03/01/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-000194)

	(46)	Initial Capital Agreement dated 06/28/05 – Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)

	(47)	Initial Capital Agreement dated 03/15/06 – Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-000160)

	(48)	Initial Capital Agreement dated 01/10/07 – Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-002501)

	(49)	Initial Capital Agreement dated 10/01/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)

	(50)	Initial Capital Agreement dated 02/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)

	(51)	Initial Capital Agreement dated 05/01/08 – Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)

	(52)	Initial Capital Agreement dated 09/30/08 – Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)

	(53)	Initial Capital Agreement dated 12/15/08 – Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-000184)

	(54)	Initial Capital Agreement dated 03/02/09 – Filed as Ex-99.L54 on 10/29/10 (Accession No. 0000898745-10-000490)

	(55)	Initial Capital Agreement dated 09/09/09 – Filed as Ex-99.L55 on 10/29/10 (Accession No. 0000898745-10-000490)

	(56)	Initial Capital Agreement dated 12/30/09 – Filed as Ex-99.L56 on 10/29/10 (Accession No. 0000898745-10-000490)

	(57)	Initial Capital Agreement dated 03/01/10 – Filed as Ex-99.L57 on 10/29/10 (Accession No. 0000898745-10-000490)

6

	(58)	Initial Capital Agreement dated 03/16/10 – Filed as Ex-99.L58 on 10/29/10 (Accession No. 0000898745-10-000490)

	(59)	Initial Capital Agreement dated 07/12/10 – Filed as Ex-99.L59 on 10/29/10 (Accession No. 0000898745-10-000490)

	(60)	Initial Capital Agreement dated 09/27/10 – Filed as Ex-99.L60 on 01/06/11 (Accession No. 0000898745-11-000010)

	(61)	Initial Capital Agreement dated 12/29/10 – Filed as Ex-99.L61 on 02/23/11 (Accession No. 0000898745-11-000040)

	(62)	Initial Capital Agreement dated 06/06/11 – Filed as Ex-(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)

	(63)	Initial Capital Agreement dated 10/24/11 – Filed as Ex-99 (l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)

	(64)	Initial Capital Agreement dated 03/01/12 **

(m)	Rule 12b-1 Plan

	(1)	a.	Class A Plan – Amended & Restated dated 10/24/11 – Filed as Ex-99 (m)(1)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	a.	Class B Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(2)c on 07/11/11 Accession No.: 0000898745-11-000480

	(3)	a.	Class C Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(3)d on 07/11/11 Accession No.: 0000898745-11-000480

	(4)	a.	Class J Plan – Amended & Restated dated 12/14/10 – Filed as Ex-99.(m)(4)e on 07/11/11 Accession No.: 0000898745-11-000480

	(5)	a.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dated 03/01/12 Filed as Ex-99 (m)(5)a on 05/11/2012 (Accession No. 0001144204-12-028046)

	(6)	a.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dated 03/01/12 Filed as Ex-99 (m)(6)a on 05/11/2012 (Accession No. 0001144204-12-028046)

	(7)	a.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dated 03/01/12 Filed as Ex-99 (m)(7)a on 05/11/2012 (Accession No. 0001144204-12-028046)

	(8)	a.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dated 03/01/12 Filed as Ex-99 (m)(8)a on 05/11/2012 (Accession No. 0001144204-12-028046)

(n)	(1)	Rule 18f-3 Plan dated 03/10/08 – Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

	(2)	Rule 18f-3 Plan dated 04/01/09 – Filed as Ex N2 on 07/29/10 (Accession No. 0000898745-10-000394)

	(3)	Rule 18f-3 Plan dated 05/12/10 – Filed as Ex N3 on 07/29/10 (Accession No. 0000898745-10-000394)

	(4)	Rule 18f-3 Plan dated 06/14/10 – Filed as Ex N4 on 07/29/10 (Accession No. 0000898745-10-000394)

	(5)	Rule 18f-3 Plan dated 09/27/10 – Filed as Ex N5 on 06/02/2011 (Accession No. 0000898745-11-000359)

(o)	Reserved

(p)	Codes of Ethics

(1)	Alliance Bernstein Code of Ethics dated 10/2011 – Filed as Ex-99 (p)(1) on 02/28/12 (Accession No. 0001144204-12-011673)

(2)	American Century Investment Management Code of Ethics dated 2011 – Filed as Ex-99 (p)(2) on 02/28/12 (Accession No. 0001144204-12-011673)

(3)	AQR Capital Management, LLC/CNH Partners, LLC Code of Ethics dated 03/10/10 – Filed as Ex-99.(p)(3) on 07/11/11 Accession No. 0000898745-11-000480

7

(4)	The Bank of New York Mellon Code of Ethics dated 09/29/2011 – Filed as Ex-99 (p)(4) on 02/28/12 (Accession No. 0001144204-12-011673)

(5)	Barrow Hanley Code of Ethics dated 12/31/2011 – Filed as Ex-99 (p)(5) on 02/28/12 (Accession No. 0001144204-12-011673)

(6)	BlackRock Code of Ethics dated 11/10/2011 – Filed as Ex-99 (p)(6) on 02/28/12 (Accession No. 0001144204-12-011673)

(7)	Brookfield Investment Management Inc./AMP Capital Brookfield (US) LLC Code of Ethics dated 08/2011 – Filed as Ex-99 (p)(7) on 02/28/12 (Accession No. 0001144204-12-011673)

(8)	Brown Investment Advisory Incorporated Code of Ethics dated 08/11 – Filed as Ex-99 (p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)

(9)	Causeway Capital Management LLC Code of Ethics dated 08/10/10 – Filed as Ex-99.P7 on 01/06/11 (Accession No. 0000898745-11-000010)

(10)	Clearbridge Advisors Code of Ethics dated 06/08/10 – Filed as Ex-99.P(8) on 10/29/10 (Accession No. 0000898745-10-000490)

(11)	Cliffwater LLC Code of Ethics dated 05/16/11 – Filed as Ex-99.(p)(10) on 07/11/11 Accession No. 0000898745-11-000480

(12)	Columbus Circle Investors Code of Ethics dated 06/01/11 – Filed as Ex-99 (p)(12) on 02/28/12 (Accession No. 0001144204-12-011673)

(13)	Credit Suisse Asset Management LLC Code of Ethics – Filed as Ex-99.P(10) on 10/29/10 (Accession No. 0000898745-10-000490)

(14)	Dimensional Fund Advisors Code of Ethics dated 07/01/2011 – Filed as Ex-99 (p)(14) on 02/28/12 (Accession No. 0001144204-12-011673)

(15)	Edge Asset Management Code of Ethics dated 07/21/11 – Filed as Ex-99 (p)(14) on 12/30/2011 (Accession No. 0001144204-11-072069)

(16)	Emerald Advisers Inc. Code of Ethics dated 12/20/2011 – Filed as Ex-99 (p)(16) on 02/28/12 (Accession No. 0001144204-12-011673)

(17)	Goldman Sachs Code of Ethics dated 11/17/10 – Filed as Ex-(p)(17) on 10/12/2011 (Accession No. 0000898745-11-000711)

(18)	Guggenheim Partners Asset Management, LLC and Guggenheim Investment Management, LLC Code of Ethics dated 07/2011 – Filed as Ex-99 (p)(18) on 02/28/12 (Accession No. 0001144204-12-011673)

(19)	Herndon Capital Management Code of Ethics dated 09/11 – Filed as Ex-99 (p)(18) on 12/30/2011 (Accession No. 0001144204-11-072069)

(20)	Jacobs Levy Code of Ethics dated 12/06/2011 – Filed as Ex-99 (p)(20) on 02/28/12 (Accession No. 0001144204-12-011673)

(21)	Jennison Code of Ethics dated 01/03/2011 – Filed as Ex-99 (p)(21) on 02/28/12 (Accession No. 0001144204-12-011673)

(22)	JP Morgan Code of Ethics dated 07/15/2011 – Filed as Ex-99 (p)(22) on 02/28/12 (Accession No. 0001144204-12-011673)

(23)	Loomis, Sayles & Company L.P. Code of Ethics dated 12/09/2011 – Filed as Ex-99 (p)(23) on 02/28/12 (Accession No. 0001144204-12-011673)

(24)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 11/18/2011 – Filed as Ex-99 (p)(24) on 02/28/12 (Accession No. 0001144204-12-011673)

(25)	Montag & Caldwell, Inc. Code of Ethics dated 09/30/2011 – Filed as Ex-99 (p)(25) on 02/28/12 (Accession No. 0001144204-12-011673)

(26)	Neuberger Berman Code of Ethics dated 09/11 – Filed as Ex-99 (p)(26) on 12/30/2011 (Accession No. 0001144204-11-072069)

8

(27)	Pacific Investment Management Company LLC Code of Ethics dated 05/09 – Filed as Ex-99.(p)(23) on 12/18/09 (Accession No. 0000898745-09-000546)

(28)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 02/14/11 – Filed as Ex-(p)(27) on 10/12/2011 (Accession No. 0000898745-11-000711)

(29)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of Ethics dated 01/03/11 – Filed as Ex-(p)(28) on 10/12/2011 (Accession No. 0000898745-11-000711)

(30)	Pyramis Code of Ethics dated 2011 – Filed as Ex P27 on 06/02/2011 (Accession No. 0000898745-11-000359)

(31)	Sr. & Executive Officers Code of Ethics (Sarbanes) dated 02/09/10 – Filed as Ex-(p)(30) on 10/12/2011 (Accession No. 0000898745-11-000711)

(32)	Schroder plc subsidiaries Code of Ethics dated 09/13/2011 – Filed as Ex-99 (p)(32) on 02/28/12 (Accession No. 0001144204-12-011673)

(33)	Spectrum Code of Ethics dated 2011 – Filed as Ex-99 (p)(33) on 02/28/12 (Accession No. 0001144204-12-011673)

(34)	Stone Harbor Investment Partners LP Code of Ethics dated March 2011 Filed as Ex-99 (p)(34) on 05/11/2012 (Accession No. 0001144204-12-028046)

(34)	Symphony Asset Management LLC (wholly owned subsidiary of Nuveen Investments, Inc.) Code of Ethics dated 08/15/2011 – Filed as Ex-99 (p)(34) on 02/28/12 (Accession No. 0001144204-12-011673)

(35)	T. Rowe Price Code of Ethics dated 05/20/11 – Filed as Ex-99 (p)(35) on 02/28/12 (Accession No. 0001144204-12-011673)

(36)	Thompson, Siegel & Walmsley LLC Code of Ethics dated 05/2011 – Filed as Ex-99 (p)(36) on 02/28/12 (Accession No. 0001144204-12-011673)

(37)	Tortoise Capital Advisors LLC Code of Ethics dated 03/17/11 – Filed as Ex-(p)(36) on 10/12/2011 (Accession No. 0000898745-11-000711)

(38)	Turner Investment Partners dated 02/11 – Filed as Ex-(p)(37) on 10/12/2011 (Accession No. 0000898745-11-000711)

(39)	Vaughan-Nelson Code of Ethics dated 03/24/11 – Filed as Ex-(p)(38) on 10/12/2011 (Accession No. 0000898745-11-000711)

(40)	W. H. Reaves Code of Ethics dated 07/18/11 – Filed as Ex-99 (p)(40) on 02/28/12 (Accession No. 0001144204-12-011673)

(41)	Wellington Management Code of Ethics dated 04/01/10 – Filed as Ex-99.(p)(41) on 07/11/11 Accession No. 0000898745-11-000480

(42)	Westwood Management Corporation Code of Ethics dated 05/11 – Filed as Ex-99 (p)(42) on 02/28/12 (Accession No. 0001144204-12-011673)

*	Filed herein.
**	To be filed by amendment.

Item 29.      Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

9

Item 30.      Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.      Was committed in bad faith; or

2.      Was the result of active and deliberate dishonesty; or

(ii)   The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)  In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

10

Item 31.      Business or Other Connections of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below along with other employment with which that person has been engaged. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Incorporation" is incorporated by reference.

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
Patricia A. Barry	Principal Life	Counsel/Assistant Corporate Secretary
Assistant Corporate	Insurance Company (1)
Secretary

*Teresa M. Button	Principal Life	See Part B
Vice President and Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Chief Financial Officer -
Chief Financial Officer	Distributor, Inc. (2)	Principal Funds
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President,	Distributor, Inc. (2)
Director

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and	Insurance Company (1)
Chairman of the Board

James W. Fennessey	Principal Life	Head of Investment Manager
Vice President	Insurance Company (1)	Research

Michael P. Finnegan	Principal Life	Vice President &
Senior Vice President -	Insurance Company (1)	Chief Investment Officer – PMC
Investment Services

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President - IT
Senior Vice President and	Insurance Company (1)
Chief Information Officer

11

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation (1)

Teri Root	Principal Life	Senior Compliance Advisor
Compliance Officer	Insurance Company (1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Financial	Vice President
Vice President	Advisors, Inc. (1)

Jamie K. Stenger	Principal Life	Assistant Director –
Compliance Officer	Insurance Company (1)	Compliance

Jeffrey R. Tyler	Principal Life	Portfolio Manager –
Vice President/Portfolio Management	Insurance Company (1)	Asset Allocation

Randy L. Welch	Principal Financial	Vice President
Vice President -	Advisors, Inc. (1)
Investment Services

*Dan L. Westholm	Principal Financial	See Part B
Director - Treasury	Advisors, Inc. (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

(1)	711 High Street
Des Moines, IA 50392

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

12

Item 32.      Principal Underwriter

(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(b)	(1)	(2)	(3)

Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (2)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal		and Director
Financial Group(1)

Tracy W. Bollin	Chief Financial Officer	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	President and Director	Senior Vice President
The Principal
Financial Group(2)

Teresa M. Button	Vice President and Treasurer	Treasurer
The Principal
Financial Group(1)

Ralph C. Eucher	Director	Chairman of the Board
The Principal
Financial Group(1)

Nora M. Everett	Chairman of the Board	President, Chief Executive
The Principal		Officer and Director
Financial Group (1)

Cary Fuchs	Senior Vice President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

13

(b)	(1)	(2)	(3)

Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Timothy A. Hill	Vice President – Distribution/	None
	Principal Funds	National Sales Manager
Distributor, Inc.(2)

	Joyce N. Hoffman	Senior Vice President and	None
	The Principal	Corporate Secretary
Financial Group(1)

	Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Timothy J. Minard	Director	None
The Principal
Financial Group (1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(2)

	David L. Reichart	Senior Vice President	None
The Principal
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President	None
The Principal
Financial Group(1)

	Dan L. Westholm	Director - Treasury	Assistant Treasurer
The Principal
Financial Group(1)

	(1)	711 High Street
Des Moines, IA 50392

	(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710

(c)	N/A.

14

Item 33.      Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 34.      Management Services

N/A.

Item 35.      Undertakings

N/A.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 18th day of May, 2012.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
______________________________________
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
______________________________________
Beth Wilson
Vice President and Secretary

16

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

__________________________	Chairman of the Board	May 18, 2012
R. C. Eucher

/s/ N. M. Everett
__________________________	President, Chief Executive	May 18, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
__________________________	Vice President, Controller and	May 18, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

(E. Ballantine)*
__________________________	Director	May 18, 2012
E. Ballantine

(L. T. Barnes)*
__________________________	Director	May 18, 2012
L. T. Barnes

(K. Blake)*
__________________________	Director	May 18, 2012
K. Blake

(C. Damos)*
__________________________	Director	May 18, 2012
C. Damos

(R. W. Gilbert)*
__________________________	Director	May 18, 2012
R. W. Gilbert

(M. A. Grimmett)*
__________________________	Director	May 18, 2012
M. A. Grimmett

(F. S. Hirsch)*
__________________________	Director	May 18, 2012
F. S. Hirsch

(T. Huang)*
__________________________	Director	May 18, 2012
T. Huang

(W. C. Kimball)*
__________________________	Director	May 18, 2012
W. C. Kimball

(B. A. Lukavsky)*
__________________________	Director	May 18, 2012
B. A. Lukavsky

(D. Pavelich)*
__________________________	Director	May 18, 2012
D. Pavelich

/s/ M. J. Beer
*By	_________________________________
M. J. Beer
Executive Vice President

*	Pursuant to Powers of Attorney
Previously filed

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